UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

71 S Wacker Dr.

Suite 2500

Chicago, IL 60606, USA

(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga

c/o Columbia Management
Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 800

Washington, DC 20005

(Name and address of agent for service)

Registrant's telephone number, including area code:   (312) 634-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia
Acorn® Fund
Columbia
Acorn International®
Columbia
Acorn USA®
Columbia
Acorn International SelectSM
Columbia
Thermostat FundSM
Columbia
Acorn European FundSM

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn Family of Funds   |  Semiannual Report 2022

Fund at a glance
Columbia Acorn® Fund (Unaudited)
Investment objective
Columbia Acorn® Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager since 2021
Service with Fund since 2021
Erika K. Maschmeyer, CFA
Co-Portfolio Manager since 2019
Service with Fund since 2016
John L. Emerson, CFA
Co-Portfolio Manager since 2021
Service with Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	-37.01	-36.38	3.34	7.29	12.82
	Including sales charges		-40.62	-40.04	2.12	6.66	12.70
Advisor Class		11/08/12	-36.92	-36.27	3.59	7.54	13.17
Class C	Excluding sales charges	10/16/00	-37.22	-36.87	2.55	6.50	11.97
	Including sales charges		-37.82	-37.36	2.55	6.50	11.97
Institutional Class		06/10/70	-36.95	-36.30	3.58	7.56	13.18
Institutional 2 Class		11/08/12	-36.97	-36.28	3.61	7.59	13.18
Institutional 3 Class		11/08/12	-36.93	-36.22	3.68	7.66	13.20
Russell 2500 Growth Index			-29.45	-31.81	7.53	10.88	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2022 prospectus, the Fund’s annual operating expense ratio is 0.83% for Institutional Class shares and 1.08% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Columbia Wanger Asset Management, LLC (the Investment Manager) and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2022	3

Fund at a glance  (continued)
Columbia Acorn® Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	95.0
Money Market Funds	2.8
Securities Lending Collateral	2.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	2.6
Consumer Discretionary	16.2
Consumer Staples	3.3
Energy	2.9
Financials	4.5
Health Care	19.9
Industrials	19.6
Information Technology	25.1
Materials	2.7
Real Estate	3.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Acorn Family of Funds | Semiannual Report 2022

Fund at a glance
Columbia Acorn International® (Unaudited)
Investment objective
Columbia Acorn International® (the Fund) seeks long-term capital appreciation.
Portfolio management
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager since 2017
Service with Fund since 2011
Hans F. Stege
Co-Portfolio Manager since 2020
Service with Fund since 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	-36.11	-33.51	-0.02	3.96	8.18
	Including sales charges		-39.77	-37.34	-1.20	3.35	7.97
Advisor Class		11/08/12	-36.02	-33.36	0.23	4.21	8.55
Class C	Excluding sales charges	10/16/00	-36.36	-34.03	-0.78	3.18	7.38
	Including sales charges		-36.98	-34.60	-0.78	3.18	7.38
Institutional Class		09/23/92	-36.04	-33.37	0.22	4.24	8.56
Institutional 2 Class		08/02/11	-36.01	-33.32	0.29	4.28	8.57
Institutional 3 Class		11/08/12	-35.98	-33.29	0.34	4.34	8.59
Class R		08/02/11	-36.20	-33.71	-0.28	3.65	7.90
MSCI ACWI ex USA SMID Cap Growth Index (Net)			-27.41	-27.60	2.11	5.55	-
MSCI ACWI ex USA SMID Cap Index (Net)			-22.16	-22.41	1.95	5.57	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2022 prospectus, the Fund’s annual operating expense ratio is 0.98% for Institutional Class shares and 1.23% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Investment Manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA SMID Cap Growth Index (Net) captures a mid- and small-cap representation across 22 developed market countries and 24 emerging market countries.
The MSCI ACWI ex USA SMID Cap Index (Net) captures a mid- and small-cap representation across 22 of 23 developed market countries (excluding the United States) and 24 emerging market countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2022	5

Fund at a glance  (continued)
Columbia Acorn International® (Unaudited)
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	6.5
Consumer Discretionary	9.9
Consumer Staples	2.2
Financials	7.9
Health Care	15.9
Industrials	23.3
Information Technology	26.4
Materials	3.8
Real Estate	4.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2022)
Australia	5.7
Austria	1.2
Brazil	2.1
Canada	2.5
China	2.4
Denmark	3.7
Finland	1.6
France	0.8
Germany	5.1
India	1.5
Italy	3.9
Japan	17.0
Mexico	1.6
Netherlands	3.6
New Zealand	1.4
Singapore	0.6
South Korea	2.5
Spain	1.1
Sweden	8.1
Switzerland	3.8
Taiwan	6.0
United Kingdom	17.4
United States(a)	5.0
Vietnam	1.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

6	Columbia Acorn Family of Funds | Semiannual Report 2022

Fund at a glance
Columbia Acorn USA® (Unaudited)
Investment objective
Columbia Acorn USA® (the Fund) seeks long-term capital appreciation.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager since May 2022
Service with Fund since 2021
Erika K. Maschmeyer, CFA
Co-Portfolio Manager since 2021
Service with Fund since 2016
John L. Emerson, CFA
Co-Portfolio Manager since 2021
Service with Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	-36.70	-37.30	3.15	7.82	8.83
	Including sales charges		-40.35	-40.89	1.93	7.18	8.58
Advisor Class		11/08/12	-36.53	-37.06	3.42	8.10	9.17
Class C	Excluding sales charges	10/16/00	-36.87	-37.71	2.38	7.05	8.04
	Including sales charges		-37.47	-38.18	2.38	7.05	8.04
Institutional Class		09/04/96	-36.55	-37.09	3.41	8.09	9.17
Institutional 2 Class		11/08/12	-36.52	-37.04	3.50	8.18	9.21
Institutional 3 Class		11/08/12	-36.59	-37.07	3.51	8.22	9.22
Russell 2500 Growth Index			-29.45	-31.81	7.53	10.88	-
Russell 2000 Growth Index			-29.45	-33.43	4.80	9.30	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2022 prospectus, the Fund’s annual operating expense ratio is 0.83% for Institutional Class shares and 1.08% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Investment Manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2500 Growth Index, an unmanaged index, measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Effective May 1, 2022, the Fund increased the market capitalization range of the companies in which it invests a majority of its assets and began comparing its performance to that of the Russell 2500 Growth Index. The Investment Manager believes that the Russell 2500 Growth Index provides a more appropriate comparison than the Russell 2000 Growth Index for investors measuring the Fund’s relative performance. Information on both the Russell 2000 Growth Index and the Russell 2500 Growth Index will be shown for a one-year transition period. The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy with a different market capitalization limit on the companies in which the Fund invests a majority of its assets. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2022	7

Fund at a glance  (continued)
Columbia Acorn USA® (Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	95.3
Money Market Funds	3.3
Securities Lending Collateral	1.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	2.5
Consumer Discretionary	16.2
Consumer Staples	3.3
Energy	2.9
Financials	4.5
Health Care	20.1
Industrials	19.6
Information Technology	25.0
Materials	2.7
Real Estate	3.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

8	Columbia Acorn Family of Funds | Semiannual Report 2022

Fund at a glance
Columbia Acorn International SelectSM (Unaudited)
Investment objective
Columbia Acorn International SelectSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Lead Portfolio Manager or Co-Portfolio Manager since 2016
Service with Fund since 2001
Hans F. Stege
Co-Portfolio Manager since 2019
Service with Fund since 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	-36.12	-32.31	1.87	4.45	6.91
	Including sales charges		-39.79	-36.20	0.67	3.83	6.64
Advisor Class		11/08/12	-36.06	-32.16	2.12	4.72	7.23
Class C	Excluding sales charges	10/16/00	-36.37	-32.82	1.10	3.66	6.10
	Including sales charges		-36.99	-33.44	1.10	3.66	6.10
Institutional Class		11/23/98	-36.07	-32.17	2.12	4.73	7.23
Institutional 2 Class		11/08/12	-36.03	-32.12	2.20	4.79	7.26
Institutional 3 Class		11/08/12	-36.02	-32.07	2.26	4.84	7.28
MSCI ACWI ex USA Growth Index (Net)			-24.79	-25.80	3.43	5.71	-
MSCI ACWI ex USA Index (Net)			-18.42	-19.42	2.50	4.83	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2022 prospectus, the Fund’s annual operating expense ratio is 0.99% for Institutional Class shares and 1.24% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Investment Manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA Growth Index (Net) captures a large- and mid-cap representation across 22 developed market countries and 24 emerging market countries.
The MSCI ACWI ex USA Index (Net) captures a large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 24 emerging market countries. The index covers approximately 85% of the global equity opportunity set outside the United States.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2022	9

Fund at a glance  (continued)
Columbia Acorn International SelectSM (Unaudited)
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	7.2
Consumer Discretionary	7.2
Financials	8.3
Health Care	19.2
Industrials	28.1
Information Technology	25.0
Materials	2.4
Real Estate	2.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2022)
Australia	2.3
Brazil	3.1
Canada	2.4
China	7.7
Denmark	4.2
Finland	3.3
Germany	2.6
Italy	4.5
Japan	13.2
Malta	0.0(a)
Netherlands	3.6
New Zealand	2.7
Singapore	2.6
South Korea	2.2
Sweden	10.3
Switzerland	11.0
Taiwan	7.5
United Kingdom	16.2
United States(b)	0.6
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

10	Columbia Acorn Family of Funds | Semiannual Report 2022

Fund at a glance
Columbia Thermostat FundSM (Unaudited)
Investment objective
Columbia Thermostat FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead or Co-Portfolio Manager since 2018
Service with Fund since 2018
Alex M. Rivas
Portfolio Manager since May 2022
Service with Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	03/03/03	-12.41	-12.21	7.08	6.36	6.95
	Including sales charges		-17.46	-17.26	5.82	5.73	6.63
Advisor Class		11/08/12	-12.32	-12.03	7.34	6.62	7.22
Class C	Excluding sales charges	03/03/03	-12.73	-12.85	6.29	5.57	6.16
	Including sales charges		-13.59	-13.62	6.29	5.57	6.16
Institutional Class		09/25/02	-12.29	-12.00	7.35	6.63	7.23
Institutional 2 Class		11/08/12	-12.30	-11.97	7.40	6.66	7.24
Institutional 3 Class		11/08/12	-12.27	-11.96	7.44	6.70	7.26
Blended Benchmark			-15.15	-10.20	6.33	7.36	-
S&P 500® Index			-19.96	-10.62	11.31	12.96	-
Bloomberg U.S. Aggregate Bond Index			-10.35	-10.29	0.88	1.54	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2022 prospectus, the Fund’s annual operating expense ratio is 0.61% for Institutional Class shares and 0.86% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Investment Manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to May 1, 2018 reflects returns achieved following a principal investment strategy pursuant to which day-to-day investment decisions for the Fund were made according to only one potential form of predetermined asset allocation table.  Since May 1, 2018, the Fund has followed a principal investment strategy that calls for the Investment Manager, on at least an annual basis, to determine whether the Fund’s assets should be allocated according to one of two different forms of allocation table based on the Investment Manager’s assessment of the equity market.  From the Fund’s inception through April 2020, the asset allocation table in place reflected the Investment Manager’s determination that the equity market was “expensive”. For a one-year period from May 1, 2020 through April 30, 2021, the Fund switched to the "normal" equity market table with a 50% equity floor because the Fund’s portfolio managers determined the market to be "normal." On May 1, 2021, the Fund moved back to the asset allocation table that was in place from the Fund’s inception in 2002 through April 30, 2020 based on the portfolio managers’ determination that the equity market is currently "expensive."
The Blended Benchmark, established by the Investment Manager, is an equally weighted custom composite of the Fund’s primary equity and primary debt benchmarks, the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The percentage of the Fund’s assets allocated to underlying stock and bond portfolio funds will vary, and accordingly the composition of the Fund’s portfolio will not always reflect the composition of the Blended Benchmark.
The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Columbia Acorn Family of Funds | Semiannual Report 2022	11

Fund at a glance  (continued)
Columbia Thermostat FundSM (Unaudited)
The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Portfolio breakdown (%) (at June 30, 2022)
Equity Funds	26.6
Exchange-Traded Equity Funds	3.0
Exchange-Traded Fixed Income Funds	7.0
Fixed Income Funds	63.2
Money Market Funds	0.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Acorn Family of Funds | Semiannual Report 2022

Fund at a glance
Columbia Acorn European FundSM (Unaudited)
Investment objective
Columbia Acorn European FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Portfolio Manager or Co-Portfolio Manager since 2011
Service with Fund since 2011
Sebastien Pigeon, CFA
Co-Portfolio Manager since 2021
Service with Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	08/19/11	-39.15	-33.67	3.74	7.54	7.49
	Including sales charges		-42.65	-37.49	2.52	6.91	6.91
Advisor Class		06/25/14	-39.07	-33.50	3.99	7.82	7.77
Class C	Excluding sales charges	08/19/11	-39.41	-34.18	2.95	6.74	6.69
	Including sales charges		-40.02	-34.84	2.95	6.74	6.69
Institutional Class		08/19/11	-39.09	-33.52	3.98	7.80	7.76
Institutional 2 Class		11/08/12	-39.06	-33.46	4.07	7.85	7.80
Institutional 3 Class		03/01/17	-39.07	-33.47	4.07	7.85	7.80
MSCI AC Europe Small Cap Index (Net)			-29.45	-27.62	1.53	7.99	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2022 prospectus, the Fund’s annual operating expense ratio is 1.20% for Institutional Class shares and 1.45% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Investment Manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Europe Small Cap Index (Net) captures a small-cap representation across 20 markets in Europe. The index covers approximately 14% of the free float-adjusted market capitalization across each market country in Europe.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2022	13

Fund at a glance  (continued)
Columbia Acorn European FundSM (Unaudited)
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	6.4
Consumer Discretionary	3.0
Consumer Staples	4.6
Financials	6.0
Health Care	19.2
Industrials	34.2
Information Technology	22.2
Materials	2.5
Real Estate	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2022)
Austria	1.4
Denmark	5.9
Finland	2.5
France	1.4
Germany	10.7
Italy	10.3
Netherlands	5.9
Russian Federation	0.0(a)
Spain	2.2
Sweden	16.5
Switzerland	8.8
United Kingdom	29.4
United States(b)	5.0
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

14	Columbia Acorn Family of Funds | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Funds during the period. The actual and hypothetical information in the tables is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Funds’ actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Funds’ actual return) and then applies the Funds’ actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Funds bear directly, Columbia Thermostat FundSM’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column in the “Fund of Funds” table.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Funds with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn® Fund
Class A	1,000.00	1,000.00	629.90	1,019.34	4.45	5.51	1.10
Advisor Class	1,000.00	1,000.00	630.80	1,020.58	3.44	4.26	0.85
Class C	1,000.00	1,000.00	627.80	1,015.62	7.47	9.25	1.85
Institutional Class	1,000.00	1,000.00	630.50	1,020.58	3.44	4.26	0.85
Institutional 2 Class	1,000.00	1,000.00	630.30	1,020.73	3.31	4.11	0.82
Institutional 3 Class	1,000.00	1,000.00	630.70	1,020.93	3.15	3.91	0.78
Columbia Acorn Family of Funds | Semiannual Report 2022	15

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn International®
Class A	1,000.00	1,000.00	638.90	1,018.70	5.00	6.16	1.23
Advisor Class	1,000.00	1,000.00	639.80	1,019.93	3.98	4.91	0.98
Class C	1,000.00	1,000.00	636.40	1,014.98	8.03	9.89	1.98
Institutional Class	1,000.00	1,000.00	639.60	1,019.93	3.98	4.91	0.98
Institutional 2 Class	1,000.00	1,000.00	639.90	1,020.23	3.74	4.61	0.92
Institutional 3 Class	1,000.00	1,000.00	640.20	1,020.43	3.58	4.41	0.88
Class R	1,000.00	1,000.00	638.00	1,017.46	6.01	7.40	1.48
Columbia Acorn USA®
Class A	1,000.00	1,000.00	633.00	1,018.30	5.30	6.56	1.31
Advisor Class	1,000.00	1,000.00	634.70	1,019.54	4.30	5.31	1.06
Class C	1,000.00	1,000.00	631.30	1,014.53	8.37	10.34	2.07
Institutional Class	1,000.00	1,000.00	634.50	1,019.54	4.30	5.31	1.06
Institutional 2 Class	1,000.00	1,000.00	634.80	1,019.84	4.05	5.01	1.00
Institutional 3 Class	1,000.00	1,000.00	634.10	1,019.89	4.01	4.96	0.99
Columbia Acorn International SelectSM
Class A	1,000.00	1,000.00	638.80	1,018.65	5.04	6.21	1.24
Advisor Class	1,000.00	1,000.00	639.40	1,019.89	4.02	4.96	0.99
Class C	1,000.00	1,000.00	636.30	1,014.93	8.07	9.94	1.99
Institutional Class	1,000.00	1,000.00	639.30	1,019.89	4.02	4.96	0.99
Institutional 2 Class	1,000.00	1,000.00	639.70	1,020.38	3.62	4.46	0.89
Institutional 3 Class	1,000.00	1,000.00	639.80	1,020.63	3.42	4.21	0.84
Columbia Acorn European FundSM
Class A	1,000.00	1,000.00	608.50	1,017.60	5.78	7.25	1.45
Advisor Class	1,000.00	1,000.00	609.30	1,018.84	4.79	6.01	1.20
Class C	1,000.00	1,000.00	605.90	1,013.88	8.76	10.99	2.20
Institutional Class	1,000.00	1,000.00	609.10	1,018.84	4.79	6.01	1.20
Institutional 2 Class	1,000.00	1,000.00	609.40	1,019.14	4.55	5.71	1.14
Institutional 3 Class	1,000.00	1,000.00	609.30	1,019.29	4.43	5.56	1.11
Fund of Funds—Columbia Thermostat FundSM
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	875.90	1,022.32	2.33	2.51	0.50	3.95	4.26	0.85
Advisor Class	1,000.00	1,000.00	876.80	1,023.55	1.16	1.25	0.25	2.79	3.01	0.60
Class C	1,000.00	1,000.00	872.70	1,018.60	5.80	6.26	1.25	7.43	8.01	1.60
Institutional Class	1,000.00	1,000.00	877.10	1,023.55	1.16	1.25	0.25	2.79	3.01	0.60
Institutional 2 Class	1,000.00	1,000.00	877.00	1,023.80	0.93	1.00	0.20	2.56	2.76	0.55
Institutional 3 Class	1,000.00	1,000.00	877.30	1,024.00	0.74	0.80	0.16	2.37	2.56	0.51
Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Except with respect to Columbia Thermostat FundSM, expenses do not include any fees and expenses incurred indirectly by a Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).
16	Columbia Acorn Family of Funds | Semiannual Report 2022

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
In the case of Columbia Thermostat FundSM, effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly by the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds in which it invests using the expense ratio of each class of each underlying fund as of the underlying fund’s most recent shareholder report.
Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses for the Funds, account value at the end of the period would have been reduced.
With respect to Columbia Acorn USA®, effective May 1, 2022, the Investment Manager and/or certain of its affiliates have contractually agreed to 1) an advisory fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.74% to 0.63% as the Fund’s net assets increase. If this change had been in place for the entire six month period ended June 30, 2022, the annualized effective advisory fee rate would have been 0.74% and 2) waive certain fees and/or to reimburse certain expenses until April 30, 2023, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 1.08% for Class A, 0.83% for Advisor Class, 1.83% for Class C, 0.83% for Institutional Class, 0.81% for Institutional 2 Class and 0.76% for Institutional 3 Class. Any amounts waived will not be reimbursed by the Fund. If these changes had been in place for the entire six month period ended June 30, 2022, the actual expenses paid would have been $4.37 for Class A, $3.36 for Advisor Class, $7.40 for Class C, $3.36 for Institutional Class, $3.28 for Institutional 2 Class and $3.08 for Institutional 3 Class; the hypothetical expenses paid would have been $5.41 for Class A, $4.16 for Advisor Class, $9.15 for Class C, $4.16 for Institutional Class, $4.06 for Institutional 2 Class and $3.81 for Institutional 3 Class.
Columbia Acorn Family of Funds | Semiannual Report 2022	17

Portfolio of Investments
Columbia Acorn® Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Communication Services 2.5%
Entertainment 2.5%
Roblox Corp., Class A(a)	482,393	15,851,434
Take-Two Interactive Software, Inc.(a)	410,394	50,285,577
Total		66,137,011
Total Communication Services		66,137,011
Consumer Discretionary 15.7%
Auto Components 1.2%
Dorman Products, Inc.(a)	291,841	32,017,876
Diversified Consumer Services 2.3%
Bright Horizons Family Solutions, Inc.(a)	320,479	27,086,885
Chegg, Inc.(a)	1,795,721	33,723,641
Total		60,810,526
Hotels, Restaurants & Leisure 5.9%
Churchill Downs, Inc.	227,000	43,477,310
Planet Fitness, Inc., Class A(a)	842,316	57,285,911
Wingstop, Inc.	775,043	57,949,965
Total		158,713,186
Household Durables 2.1%
Skyline Champion Corp.(a)	1,206,073	57,191,982
Internet & Direct Marketing Retail 0.8%
Etsy, Inc.(a)	289,792	21,215,672
Specialty Retail 3.4%
Five Below, Inc.(a)	382,265	43,360,319
Floor & Decor Holdings, Inc.(a)	277,987	17,502,061
Williams-Sonoma, Inc.	264,009	29,291,799
Total		90,154,179
Total Consumer Discretionary		420,103,421
Consumer Staples 3.2%
Food & Staples Retailing 1.4%
BJ’s Wholesale Club Holdings, Inc.(a)	613,202	38,214,748
Household Products 1.8%
WD-40 Co.	231,394	46,593,496
Total Consumer Staples		84,808,244
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Antero Resources Corp.(a)	351,543	10,774,793
Devon Energy Corp.	580,755	32,005,408
Diamondback Energy, Inc.	257,680	31,217,932
Total		73,998,133
Total Energy		73,998,133
Financials 4.4%
Banks 1.1%
Lakeland Financial Corp.	458,009	30,420,958
Capital Markets 2.8%
Ares Management Corp., Class A	522,274	29,696,500
GCM Grosvenor, Inc., Class A(b)	3,261,587	22,341,871
Houlihan Lokey, Inc., Class A	280,792	22,162,912
Total		74,201,283
Insurance 0.5%
Ryan Specialty Holdings, Inc., Class A(a)	320,538	12,561,884
Total Financials		117,184,125
Health Care 19.2%
Biotechnology 3.3%
Argenx SE, ADR(a)	54,384	20,605,010
Insmed, Inc.(a)	842,546	16,615,007
Intellia Therapeutics, Inc.(a)	183,000	9,472,080
Iovance Biotherapeutics, Inc.(a)	650,700	7,183,728
Natera, Inc.(a)	942,484	33,401,633
Total		87,277,458
Health Care Equipment & Supplies 2.8%
Axonics, Inc.(a)	403,984	22,893,773
Insulet Corp.(a)	242,420	52,833,015
Total		75,726,788
Health Care Providers & Services 4.1%
Amedisys, Inc.(a)	394,573	41,477,514
Chemed Corp.	125,322	58,824,894
P3 Health Partners, Inc., Class A(a),(b)	2,500,000	9,300,000
Total		109,602,408
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Acorn Family of Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 2.1%
Doximity, Inc., Class A(a),(c)	1,182,046	41,158,842
Inspire Medical Systems, Inc.(a)	82,250	15,024,607
Total		56,183,449
Life Sciences Tools & Services 5.1%
Bio-Techne Corp.	203,726	70,619,581
Repligen Corp.(a)	401,854	65,261,089
Total		135,880,670
Pharmaceuticals 1.8%
Catalent, Inc.(a)	452,972	48,599,366
Total Health Care		513,270,139
Industrials 19.0%
Commercial Services & Supplies 1.7%
Rollins, Inc.	1,320,165	46,100,162
Electrical Equipment 4.1%
AMETEK, Inc.	469,506	51,594,015
Atkore, Inc.(a)	257,702	21,391,843
Generac Holdings, Inc.(a)	177,266	37,328,674
Total		110,314,532
Machinery 5.9%
Ingersoll Rand, Inc.	1,091,746	45,940,672
Kornit Digital Ltd.(a)	650,689	20,626,841
Middleby Corp. (The)(a)	269,593	33,796,179
SPX Corp.(a)	1,063,342	56,186,991
Total		156,550,683
Professional Services 5.2%
Booz Allen Hamilton Holdings Corp.	485,198	43,842,491
CoStar Group, Inc.(a)	1,050,573	63,465,115
ICF International, Inc.	330,012	31,351,140
Total		138,658,746
Trading Companies & Distributors 2.1%
SiteOne Landscape Supply, Inc.(a)	473,575	56,293,860
Total Industrials		507,917,983
Information Technology 24.3%
Electronic Equipment, Instruments & Components 2.1%
CDW Corp.	349,215	55,022,315
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.0%
DigitalOcean Holdings, Inc.(a),(c)	507,641	20,996,032
Endava PLC, ADR(a)	227,592	20,089,546
MongoDB, Inc.(a)	149,698	38,846,631
VeriSign, Inc.(a)	164,958	27,602,422
Total		107,534,631
Semiconductors & Semiconductor Equipment 3.8%
Enphase Energy, Inc.(a)	208,839	40,773,726
Marvell Technology, Inc.	332,633	14,479,515
Teradyne, Inc.	510,845	45,746,170
Total		100,999,411
Software 14.4%
Avalara, Inc.(a)	496,000	35,017,600
Bill.com Holdings, Inc.(a)	417,798	45,932,712
Cadence Design Systems, Inc.(a)	244,059	36,616,172
Crowdstrike Holdings, Inc., Class A(a)	160,656	27,080,175
Five9, Inc.(a)	419,315	38,216,369
HubSpot, Inc.(a)	178,251	53,591,163
Paycom Software, Inc.(a)	207,487	58,121,259
Trade Desk, Inc. (The), Class A(a)	791,541	33,157,653
Workiva, Inc., Class A(a)	417,759	27,567,916
Zscaler, Inc.(a)	202,044	30,207,598
Total		385,508,617
Total Information Technology		649,064,974
Materials 2.6%
Chemicals 2.6%
Albemarle Corp.	194,243	40,592,902
Avient Corp.	750,897	30,095,952
Total		70,688,854
Total Materials		70,688,854
Real Estate 3.1%
Real Estate Management & Development 3.1%
Colliers International Group, Inc.(c)	517,006	56,720,728
FirstService Corp.	209,311	25,368,493
Total		82,089,221
Total Real Estate		82,089,221
Total Common Stocks (Cost $2,913,922,638)		2,585,262,105

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	19

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2022 (Unaudited)
Securities Lending Collateral 2.3%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.351%(d),(e)	60,229,300	60,229,300
Total Securities Lending Collateral (Cost $60,229,300)		60,229,300

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(d)	75,200,601	75,155,480
Total Money Market Funds (Cost $75,147,940)		75,155,480
Total Investments in Securities (Cost: $3,049,299,878)		2,720,646,885
Obligation to Return Collateral for Securities Loaned		(60,229,300)
Other Assets & Liabilities, Net		9,798,213
Net Assets		2,670,215,798
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	81,660,901	579,976,089	(586,488,372)	6,862	75,155,480	(23,276)	167,935	75,200,601
GCM Grosvenor, Inc., Class A
	23,373,000	8,782,055	—	(9,813,184)	22,341,871	—	548,759	3,261,587
P3 Health Partners, Inc.‡
	—	—	—	(15,700,000)	9,300,000	—	—	2,500,000
Total	105,033,901			(25,506,322)	106,797,351	(23,276)	716,694

‡	Issuer was not an affiliate at the beginning of period.

(c)	All or a portion of this security was on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $57,494,370.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(e)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Acorn Family of Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2022 (Unaudited)
Fair value measurements  (continued)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Investment Manager’s pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	66,137,011	—	—	66,137,011
Consumer Discretionary	420,103,421	—	—	420,103,421
Consumer Staples	84,808,244	—	—	84,808,244
Energy	73,998,133	—	—	73,998,133
Financials	117,184,125	—	—	117,184,125
Health Care	513,270,139	—	—	513,270,139
Industrials	507,917,983	—	—	507,917,983
Information Technology	649,064,974	—	—	649,064,974
Materials	70,688,854	—	—	70,688,854
Real Estate	82,089,221	—	—	82,089,221
Total Common Stocks	2,585,262,105	—	—	2,585,262,105
Securities Lending Collateral	60,229,300	—	—	60,229,300
Money Market Funds	75,155,480	—	—	75,155,480
Total Investments in Securities	2,720,646,885	—	—	2,720,646,885
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	21

Portfolio of Investments
Columbia Acorn International®, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Australia 5.7%
Bapcor Ltd.	6,307,769	26,510,320
carsales.com Ltd.	973,046	12,367,301
IDP Education Ltd.	1,459,389	23,897,684
Johns Lyng Group Ltd.	2,570,021	10,175,359
Pro Medicus Ltd.	284,776	8,322,194
Total		81,272,858
Austria 1.2%
Kontron AG(a)	1,130,860	16,744,295
Brazil 2.1%
Hapvida Participacoes e Investimentos SA	10,245,494	10,689,009
TOTVS SA	4,382,984	19,521,990
Total		30,210,999
Canada 2.5%
Altus Group Ltd.(a)	456,750	15,822,314
Osisko Gold Royalties Ltd.	2,002,174	20,189,729
Total		36,012,043
China 2.4%
Shenzhou International Group Holdings Ltd.	836,700	10,212,434
Silergy Corp.	296,000	23,934,375
Total		34,146,809
Denmark 3.7%
ALK-Abello A/S(b)	1,621,558	28,249,167
Netcompany Group AS(b)	136,840	7,538,753
SimCorp AS	226,249	16,539,408
Total		52,327,328
Finland 1.6%
Valmet OYJ	941,026	23,190,016
France 0.8%
Robertet SA	11,937	10,603,606
Germany 5.1%
Eckert & Ziegler Strahlen- und Medizintechnik AG	257,068	9,879,890
Hypoport SE(b)	80,017	15,959,351
Jenoptik AG	1,043,172	23,464,484
Nemetschek SE	290,967	17,701,465
Common Stocks (continued)
Issuer	Shares	Value ($)
Secunet Security Networks AG	19,401	5,798,627
Total		72,803,817
India 1.5%
Balkrishna Industries Ltd.	547,228	14,962,480
ICICI Prudential Life Insurance Co., Ltd.	1,078,694	6,702,496
Total		21,664,976
Italy 3.9%
Amplifon SpA	732,677	22,525,838
Carel Industries SpA	329,818	6,560,704
GVS SpA(b)	1,127,028	9,214,427
Nexi SpA(b)	2,088,223	17,341,531
Total		55,642,500
Japan 17.2%
Aruhi Corp.	1,702,500	12,731,911
CyberAgent, Inc.	1,847,900	18,513,266
Daifuku Co., Ltd.	401,200	22,960,779
Daiseki Co., Ltd.	982,819	30,680,615
Disco Corp.	78,200	18,608,616
Fuso Chemical Co., Ltd.	494,400	12,953,802
Hikari Tsushin, Inc.	274,728	28,242,547
Hoshizaki Corp.	679,600	20,256,103
NSD Co., Ltd.	555,300	9,700,264
Obic Co., Ltd.	131,400	18,685,899
Seiren Co., Ltd.	327,700	4,886,871
Sekisui Chemical Co., Ltd.	1,126,100	15,438,816
Simplex Holdings, Inc.	1,298,300	16,733,590
Solasto Corp.	1,944,000	10,480,736
Valqua Ltd.	130,000	2,450,380
Total		243,324,195
Mexico 1.6%
Corporación Inmobiliaria Vesta SAB de CV	12,347,824	23,026,102
Netherlands 3.7%
Argenx SE, ADR(b)	37,990	14,393,651
BE Semiconductor Industries NV	176,369	8,427,653
IMCD NV	211,873	28,970,356
Total		51,791,660
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Acorn Family of Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
New Zealand 1.4%
Fisher & Paykel Healthcare Corp., Ltd.	1,626,544	20,262,995
Singapore 0.6%
Mapletree Logistics Trust	7,216,544	8,733,151
South Korea 2.6%
Koh Young Technology, Inc.	1,138,345	12,433,774
Korea Investment Holdings Co., Ltd.	498,995	23,786,536
Total		36,220,310
Spain 1.2%
Befesa SA	188,017	9,164,546
Vidrala SA	97,767	7,102,003
Total		16,266,549
Sweden 8.2%
AddTech AB, B Shares	1,652,976	21,629,987
Dometic Group AB	2,125,342	12,537,322
Hexagon AB, Class B	3,646,189	38,099,229
Munters Group AB	3,087,087	17,995,549
Sectra AB, Class B(b)	1,290,353	17,349,424
Sweco AB, Class B	823,197	8,579,656
Total		116,191,167
Switzerland 3.8%
Belimo Holding AG, Registered Shares	80,986	28,513,479
Inficon Holding AG	18,222	14,366,614
Montana Aerospace AG(b),(c)	688,044	10,641,165
Total		53,521,258
Taiwan 6.0%
Parade Technologies Ltd.	743,000	28,925,484
Sinbon Electronics Co., Ltd.	2,351,000	20,140,724
Universal Vision Biotechnology Co., Ltd.	1,091,000	10,469,070
Voltronic Power Technology Corp.	536,408	26,021,427
Total		85,556,705
United Kingdom 17.5%
Abcam PLC(b)	1,153,977	16,585,768
Auto Trader Group PLC	3,196,522	21,648,615
Dechra Pharmaceuticals PLC	845,729	35,660,425
Diploma PLC	807,269	21,985,640
Common Stocks (continued)
Issuer	Shares	Value ($)
Genus PLC	526,567	16,076,029
Halma PLC	613,431	15,061,046
Intermediate Capital Group PLC	2,528,922	40,431,297
Rentokil Initial PLC	2,605,743	15,105,389
Rightmove PLC	5,392,264	37,367,510
Safestore Holdings PLC	764,730	9,902,121
Spirax-Sarco Engineering PLC	149,184	17,992,884
Total		247,816,724
United States 2.1%
Inter Parfums, Inc.	413,927	30,241,507
Vietnam 1.4%
Asia Commercial Bank JSC(b)	9,760,665	10,083,838
FPT Corp.	2,514,240	9,326,538
Total		19,410,376
Total Common Stocks (Cost $1,328,461,697)		1,386,981,946

Securities Lending Collateral 1.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.351%(d),(e)	19,430,317	19,430,317
Total Securities Lending Collateral (Cost $19,430,317)		19,430,317

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(d),(f)	22,377,749	22,364,323
Total Money Market Funds (Cost $22,362,847)		22,364,323
Total Investments in Securities (Cost $1,370,254,861)		1,428,776,586
Obligation to Return Collateral for Securities Loaned		(19,430,317)
Other Assets & Liabilities, Net		7,906,657
Net Assets		$1,417,252,926

At June 30, 2022, securities and/or cash totaling $517,010 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	23

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	278	09/2022	USD	13,937,530	—	(70,918)
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $18,535,548.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $10,641,165, which represents 0.75% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	22,664,312	212,005,231	(212,306,696)	1,476	22,364,323	(7,623)	71,329	22,377,749
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Investment Manager’s pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Acorn Family of Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	81,272,858	—	81,272,858
Austria	—	16,744,295	—	16,744,295
Brazil	30,210,999	—	—	30,210,999
Canada	36,012,043	—	—	36,012,043
China	—	34,146,809	—	34,146,809
Denmark	—	52,327,328	—	52,327,328
Finland	—	23,190,016	—	23,190,016
France	—	10,603,606	—	10,603,606
Germany	—	72,803,817	—	72,803,817
India	—	21,664,976	—	21,664,976
Italy	—	55,642,500	—	55,642,500
Japan	—	243,324,195	—	243,324,195
Mexico	23,026,102	—	—	23,026,102
Netherlands	14,393,651	37,398,009	—	51,791,660
New Zealand	—	20,262,995	—	20,262,995
Singapore	—	8,733,151	—	8,733,151
South Korea	—	36,220,310	—	36,220,310
Spain	—	16,266,549	—	16,266,549
Sweden	—	116,191,167	—	116,191,167
Switzerland	—	53,521,258	—	53,521,258
Taiwan	—	85,556,705	—	85,556,705
United Kingdom	—	247,816,724	—	247,816,724
United States	30,241,507	—	—	30,241,507
Vietnam	—	19,410,376	—	19,410,376
Total Common Stocks	133,884,302	1,253,097,644	—	1,386,981,946
Securities Lending Collateral	19,430,317	—	—	19,430,317
Money Market Funds	22,364,323	—	—	22,364,323
Total Investments in Securities	175,678,942	1,253,097,644	—	1,428,776,586
Investments in Derivatives
Liability
Futures Contracts	(70,918)	—	—	(70,918)
Total	175,608,024	1,253,097,644	—	1,428,705,668
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	25

Portfolio of Investments
Columbia Acorn USA®, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Communication Services 2.4%
Entertainment 2.4%
Roblox Corp., Class A(a)	26,792	880,385
Take-Two Interactive Software, Inc.(a)	24,011	2,942,068
Total		3,822,453
Total Communication Services		3,822,453
Consumer Discretionary 15.7%
Auto Components 1.2%
Dorman Products, Inc.(a)	16,979	1,862,766
Diversified Consumer Services 2.3%
Bright Horizons Family Solutions, Inc.(a)	18,644	1,575,791
Chegg, Inc.(a)	107,288	2,014,869
Total		3,590,660
Hotels, Restaurants & Leisure 5.9%
Churchill Downs, Inc.	13,432	2,572,631
Planet Fitness, Inc., Class A(a)	50,326	3,422,671
Wingstop, Inc.	46,306	3,462,300
Total		9,457,602
Household Durables 2.1%
Skyline Champion Corp.(a)	71,627	3,396,552
Internet & Direct Marketing Retail 0.8%
Etsy, Inc.(a)	17,320	1,267,997
Specialty Retail 3.4%
Five Below, Inc.(a)	22,664	2,570,777
Floor & Decor Holdings, Inc.(a)	16,586	1,044,255
Williams-Sonoma, Inc.	15,483	1,717,839
Total		5,332,871
Total Consumer Discretionary		24,908,448
Consumer Staples 3.1%
Food & Staples Retailing 1.4%
BJ’s Wholesale Club Holdings, Inc.(a)	36,109	2,250,313
Household Products 1.7%
WD-40 Co.	13,715	2,761,652
Total Consumer Staples		5,011,965
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Antero Resources Corp.(a)	20,992	643,405
Devon Energy Corp.	34,759	1,915,568
Diamondback Energy, Inc.	15,386	1,864,014
Total		4,422,987
Total Energy		4,422,987
Financials 4.4%
Banks 1.1%
Lakeland Financial Corp.	27,365	1,817,583
Capital Markets 2.8%
Ares Management Corp., Class A	31,204	1,774,259
GCM Grosvenor, Inc., Class A	191,300	1,310,405
Houlihan Lokey, Inc., Class A	16,235	1,281,429
Total		4,366,093
Insurance 0.5%
Ryan Specialty Holdings, Inc., Class A(a)	19,151	750,528
Total Financials		6,934,204
Health Care 19.4%
Biotechnology 3.2%
Argenx SE, ADR(a)	3,244	1,229,087
Insmed, Inc.(a)	47,803	942,675
Intellia Therapeutics, Inc.(a)	9,809	507,714
Iovance Biotherapeutics, Inc.(a)	34,923	385,550
Natera, Inc.(a)	56,270	1,994,209
Total		5,059,235
Health Care Equipment & Supplies 2.8%
Axonics, Inc.(a)	22,966	1,301,483
Insulet Corp.(a)	14,437	3,146,400
Total		4,447,883
Health Care Providers & Services 4.1%
Amedisys, Inc.(a)	23,557	2,476,312
Chemed Corp.	7,488	3,514,792
P3 Health Partners, Inc., Class A(a),(b)	151,269	562,721
Total		6,553,825
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Acorn Family of Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 2.1%
Doximity, Inc., Class A(a),(b)	69,566	2,422,288
Inspire Medical Systems, Inc.(a)	4,573	835,350
Total		3,257,638
Life Sciences Tools & Services 5.4%
Bio-Techne Corp.	12,164	4,216,529
DNA Script(a),(c),(d),(e)	1,139	456,068
Repligen Corp.(a)	24,010	3,899,224
Total		8,571,821
Pharmaceuticals 1.8%
Catalent, Inc.(a)	27,017	2,898,654
Total Health Care		30,789,056
Industrials 18.9%
Commercial Services & Supplies 1.7%
Rollins, Inc.	78,161	2,729,382
Electrical Equipment 4.1%
AMETEK, Inc.	28,051	3,082,525
Atkore, Inc.(a)	15,113	1,254,530
Generac Holdings, Inc.(a)	10,421	2,194,454
Total		6,531,509
Machinery 5.8%
Ingersoll Rand, Inc.	64,504	2,714,328
Kornit Digital Ltd.(a)	38,217	1,211,479
Middleby Corp. (The)(a)	16,113	2,019,926
SPX Corp.(a)	62,942	3,325,855
Total		9,271,588
Professional Services 5.2%
Booz Allen Hamilton Holdings Corp.	28,998	2,620,259
CoStar Group, Inc.(a)	62,652	3,784,808
ICF International, Inc.	19,313	1,834,735
Total		8,239,802
Trading Companies & Distributors 2.1%
SiteOne Landscape Supply, Inc.(a)	28,328	3,367,349
Total Industrials		30,139,630
Information Technology 24.1%
Electronic Equipment, Instruments & Components 2.0%
CDW Corp.	20,826	3,281,345
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.0%
DigitalOcean Holdings, Inc.(a),(b)	29,042	1,201,177
Endava PLC, ADR(a)	13,172	1,162,692
MongoDB, Inc.(a)	8,947	2,321,747
VeriSign, Inc.(a)	9,852	1,648,535
Total		6,334,151
Semiconductors & Semiconductor Equipment 3.8%
Enphase Energy, Inc.(a)	12,583	2,456,705
Marvell Technology, Inc.	19,093	831,118
Teradyne, Inc.	30,251	2,708,977
Total		5,996,800
Software 14.3%
Avalara, Inc.(a)	29,272	2,066,603
Bill.com Holdings, Inc.(a)	24,673	2,712,550
Cadence Design Systems, Inc.(a)	14,328	2,149,630
Crowdstrike Holdings, Inc., Class A(a)	9,365	1,578,564
Five9, Inc.(a)	24,647	2,246,327
HubSpot, Inc.(a)	10,598	3,186,289
Paycom Software, Inc.(a)	12,374	3,466,205
Trade Desk, Inc. (The), Class A(a)	47,307	1,981,690
Workiva, Inc., Class A(a)	24,431	1,612,202
Zscaler, Inc.(a)	11,866	1,774,086
Total		22,774,146
Total Information Technology		38,386,442
Materials 2.6%
Chemicals 2.6%
Albemarle Corp.	11,461	2,395,120
Avient Corp.	44,036	1,764,963
Total		4,160,083
Total Materials		4,160,083
Real Estate 3.1%
Real Estate Management & Development 3.1%
Colliers International Group, Inc.	30,889	3,388,832
FirstService Corp.	12,141	1,471,489
Total		4,860,321
Total Real Estate		4,860,321
Total Common Stocks (Cost $173,864,765)		153,435,589

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	27

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2022 (Unaudited)
Securities Lending Collateral 1.4%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.351%(f),(g)	2,215,850	2,215,850
Total Securities Lending Collateral (Cost $2,215,850)		2,215,850

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(f),(h)	5,341,209	5,338,004
Total Money Market Funds (Cost $5,337,950)		5,338,004
Total Investments in Securities (Cost: $181,418,565)		160,989,443
Obligation to Return Collateral for Securities Loaned		(2,215,850)
Other Assets & Liabilities, Net		291,568
Net Assets		159,065,161
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $2,083,714.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $456,068, which represents 0.29% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At June 30, 2022, the total market value of these securities amounted to $456,068, which represents 0.29% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	456,068

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(g)	Investment made with cash collateral received from securities lending activity.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	8,759,126	56,054,822	(59,476,000)	56	5,338,004	(1,711)	12,228	5,341,209
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Acorn Family of Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2022 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Investment Manager’s pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,822,453	—	—	3,822,453
Consumer Discretionary	24,908,448	—	—	24,908,448
Consumer Staples	5,011,965	—	—	5,011,965
Energy	4,422,987	—	—	4,422,987
Financials	6,934,204	—	—	6,934,204
Health Care	30,332,988	—	456,068	30,789,056
Industrials	30,139,630	—	—	30,139,630
Information Technology	38,386,442	—	—	38,386,442
Materials	4,160,083	—	—	4,160,083
Real Estate	4,860,321	—	—	4,860,321
Total Common Stocks	152,979,521	—	456,068	153,435,589
Securities Lending Collateral	2,215,850	—	—	2,215,850
Money Market Funds	5,338,004	—	—	5,338,004
Total Investments in Securities	160,533,375	—	456,068	160,989,443
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	29

Portfolio of Investments
Columbia Acorn International SelectSM, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 2.3%
IDP Education Ltd.	381,809	6,252,172
Brazil 3.0%
TOTVS SA	1,853,447	8,255,329
Canada 2.4%
CCL Industries, Inc.	135,696	6,413,723
China 7.6%
NetEase, Inc., ADR	76,511	7,143,067
Shenzhou International Group Holdings Ltd.	632,800	7,723,710
Silergy Corp.	72,000	5,821,875
Total		20,688,652
Denmark 4.2%
ALK-Abello A/S(a)	300,054	5,227,242
SimCorp AS	82,399	6,023,588
Total		11,250,830
Finland 3.3%
Valmet OYJ	363,387	8,955,067
Germany 2.5%
Nemetschek SE	113,349	6,895,777
Italy 4.4%
Amplifon SpA	208,282	6,403,540
Nexi SpA(a)	677,407	5,625,489
Total		12,029,029
Japan 13.2%
Daifuku Co., Ltd.	120,100	6,873,354
Disco Corp.	21,100	5,020,995
Hikari Tsushin, Inc.	52,200	5,366,256
Obic Co., Ltd.	51,300	7,295,180
Recruit Holdings Co., Ltd.	376,800	11,096,927
Total		35,652,712
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	2
Netherlands 3.6%
IMCD NV	71,832	9,821,915
Common Stocks (continued)
Issuer	Shares	Value ($)
New Zealand 2.7%
Fisher & Paykel Healthcare Corp., Ltd.	585,082	7,288,775
Singapore 2.6%
Mapletree Logistics Trust	5,757,300	6,967,236
South Korea 2.2%
Korea Investment Holdings Co., Ltd.	125,085	5,962,663
Sweden 10.3%
Hexagon AB, Class B	1,209,803	12,641,298
Sectra AB, Class B(a)	750,394	10,089,412
Sweco AB, Class B	491,345	5,120,975
Total		27,851,685
Switzerland 10.9%
Belimo Holding AG, Registered Shares	27,367	9,635,349
Lonza Group AG, Registered Shares	20,295	10,840,319
Partners Group Holding AG	10,079	9,102,314
Total		29,577,982
Taiwan 7.4%
Parade Technologies Ltd.	235,000	9,148,706
Voltronic Power Technology Corp.	225,852	10,956,196
Total		20,104,902
United Kingdom 16.0%
Dechra Pharmaceuticals PLC	271,796	11,460,363
Diploma PLC	263,164	7,167,164
Intermediate Capital Group PLC	451,658	7,220,910
Rentokil Initial PLC	935,091	5,420,685
Rightmove PLC	1,762,749	12,215,563
Total		43,484,685
Total Common Stocks (Cost $281,473,000)		267,453,136

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Acorn Family of Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2022 (Unaudited)
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(d),(e)	1,516,440	1,515,530
Total Money Market Funds (Cost $1,515,379)		1,515,530
Total Investments in Securities (Cost $282,988,379)		268,968,666
Other Assets & Liabilities, Net		2,260,341
Net Assets		$271,229,007
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $2, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	4,210,604	45,268,707	(47,963,932)	151	1,515,530	(1,787)	8,587	1,516,440
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Investment Manager’s pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	31

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	6,252,172	—	6,252,172
Brazil	8,255,329	—	—	8,255,329
Canada	6,413,723	—	—	6,413,723
China	7,143,067	13,545,585	—	20,688,652
Denmark	—	11,250,830	—	11,250,830
Finland	—	8,955,067	—	8,955,067
Germany	—	6,895,777	—	6,895,777
Italy	—	12,029,029	—	12,029,029
Japan	—	35,652,712	—	35,652,712
Malta	—	—	2	2
Netherlands	—	9,821,915	—	9,821,915
New Zealand	—	7,288,775	—	7,288,775
Singapore	—	6,967,236	—	6,967,236
South Korea	—	5,962,663	—	5,962,663
Sweden	—	27,851,685	—	27,851,685
Switzerland	—	29,577,982	—	29,577,982
Taiwan	—	20,104,902	—	20,104,902
United Kingdom	—	43,484,685	—	43,484,685
Total Common Stocks	21,812,119	245,641,015	2	267,453,136
Money Market Funds	1,515,530	—	—	1,515,530
Total Investments in Securities	23,327,649	245,641,015	2	268,968,666
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Acorn Family of Funds | Semiannual Report 2022

Portfolio of Investments
Columbia Thermostat FundSM, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 26.6%
	Shares	Value ($)
International 2.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,810,990	46,532,187
U.S. Large Cap 17.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,533,649	70,131,391
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	3,331,291	70,190,301
Columbia Large Cap Index Fund, Institutional 3 Class(a)	3,055,836	140,262,882
Total		280,584,574
U.S. Mid Cap 3.0%
Columbia Select Mid Cap Value Fund, Institutional 3 Class(a)	4,153,027	46,721,560
U.S. Small Mid Cap 2.9%
Columbia Acorn® Fund, Institutional 3 Class(a)	4,830,433	46,323,855
Total Equity Funds (Cost $442,279,929)		420,162,176

Exchange-Traded Equity Funds 2.9%

U.S. Large Cap 2.9%
Columbia Research Enhanced Core ETF(a)	2,088,507	46,526,924
Total Exchange-Traded Equity Funds (Cost $46,299,862)		46,526,924

Exchange-Traded Fixed Income Funds 7.0%

Multisector 7.0%
Columbia Diversified Fixed Income Allocation ETF(a)	6,231,094	110,041,120
Total Exchange-Traded Fixed Income Funds (Cost $129,426,128)		110,041,120

Fixed Income Funds 63.1%
	Shares	Value ($)
Investment Grade 63.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	12,362,514	110,397,244
Columbia Quality Income Fund, Institutional 3 Class(a)	11,468,957	222,956,521
Columbia Short Term Bond Fund, Institutional 3 Class(a)	17,441,902	165,523,652
Columbia Total Return Bond Fund, Institutional 3 Class(a)	3,494,160	110,939,580
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	36,963,146	387,373,771
Total		997,190,768
Total Fixed Income Funds (Cost $1,120,402,538)		997,190,768

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 1.247%(a),(b)	2,998,079	2,996,280
Total Money Market Funds (Cost $2,995,981)		2,996,280
Total Investments in Securities (Cost: $1,741,404,438)		1,576,917,268
Other Assets & Liabilities, Net		2,756,201
Net Assets		1,579,673,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	33

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn® Fund, Institutional 3 Class
	21,041,129	44,135,907	(10,098,589)	(8,754,592)	46,323,855	1,830,014	(2,379,721)	—	4,830,433
Columbia Contrarian Core Fund, Institutional 3 Class
	31,401,672	55,711,002	(10,165,656)	(6,815,627)	70,131,391	—	(365,471)	—	2,533,649
Columbia Corporate Income Fund, Institutional 3 Class
	186,858,848	5,629,354	(63,019,107)	(19,071,851)	110,397,244	—	(10,381,455)	2,267,558	12,362,514
Columbia Diversified Fixed Income Allocation ETF
	186,759,029	2,884,588	(57,446,742)	(22,155,755)	110,041,120	—	(9,107,056)	1,851,939	6,231,094
Columbia Emerging Markets Fund, Institutional 3 Class
	21,148,316	37,895,603	(7,130,996)	(5,380,736)	46,532,187	—	(1,429,913)	—	3,810,990
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	31,422,661	59,763,361	(10,128,205)	(10,867,516)	70,190,301	4,000,718	(561,717)	123,416	3,331,291
Columbia Large Cap Index Fund, Institutional 3 Class
	62,412,872	120,149,929	(20,591,141)	(21,708,778)	140,262,882	6,876,497	(948,135)	306,782	3,055,836
Columbia Quality Income Fund, Institutional 3 Class
	373,669,379	8,220,733	(133,030,650)	(25,902,941)	222,956,521	—	(16,054,149)	3,379,316	11,468,957
Columbia Research Enhanced Core ETF
	18,034,082	39,123,740	(6,314,323)	(4,316,575)	46,526,924	—	(241,071)	—	2,088,507
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	21,178,767	38,523,811	(5,654,224)	(7,326,794)	46,721,560	1,854,950	795,354	168,348	4,153,027
Columbia Short Term Bond Fund, Institutional 3 Class
	280,062,035	4,461,291	(110,685,326)	(8,314,348)	165,523,652	—	(4,959,772)	2,010,679	17,441,902
Columbia Short-Term Cash Fund, 1.247%
	3,640,167	165,140,070	(165,784,256)	299	2,996,280	—	(3,654)	9,566	2,998,079
Columbia Total Return Bond Fund, Institutional 3 Class
	186,937,454	5,210,887	(63,611,158)	(17,597,603)	110,939,580	—	(9,073,504)	2,298,205	3,494,160
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	653,104,595	11,937,221	(244,983,937)	(32,684,108)	387,373,771	—	(28,821,549)	3,637,231	36,963,146
Total	2,077,671,006			(190,896,925)	1,576,917,268	14,562,179	(83,531,813)	16,053,040

(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Investment Manager’s pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Acorn Family of Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	420,162,176	—	—	420,162,176
Exchange-Traded Equity Funds	46,526,924	—	—	46,526,924
Exchange-Traded Fixed Income Funds	110,041,120	—	—	110,041,120
Fixed Income Funds	997,190,768	—	—	997,190,768
Money Market Funds	2,996,280	—	—	2,996,280
Total Investments in Securities	1,576,917,268	—	—	1,576,917,268
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	35

Portfolio of Investments
Columbia Acorn European FundSM, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Austria 1.4%
Kontron AG(a)	83,614	1,238,047
Denmark 6.0%
ALK-Abello A/S(b)	157,763	2,748,390
Netcompany Group AS(b)	17,817	981,569
SimCorp AS	22,991	1,680,704
Total		5,410,663
Finland 2.5%
Valmet OYJ	91,785	2,261,888
France 1.4%
Robertet SA	1,464	1,300,467
Germany 10.8%
Eckert & Ziegler Strahlen- und Medizintechnik AG	25,616	984,499
Hypoport SE(b)	4,812	959,751
Jenoptik AG	95,807	2,155,025
Nemetschek SE	27,898	1,697,222
Secunet Security Networks AG	1,352	404,090
Washtec AG	75,724	3,536,617
Total		9,737,204
Italy 10.4%
Amplifon SpA	76,061	2,338,463
Carel Industries SpA	126,352	2,513,380
GVS SpA(b)	110,032	899,607
Intercos SpA(b)	100,176	1,320,363
Nexi SpA(b)	283,351	2,353,072
Total		9,424,885
Netherlands 6.0%
Argenx SE(b)	2,759	1,040,014
BE Semiconductor Industries NV	22,445	1,072,517
IMCD NV	23,846	3,260,572
Total		5,373,103
Russian Federation —%
TCS Group Holding PLC GDR(b),(c),(d),(e),(f)	17,858	0
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 2.2%
Befesa SA	22,038	1,074,202
Vidrala SA	12,553	911,877
Total		1,986,079
Sweden 16.7%
AddTech AB, B Shares	171,761	2,247,575
Dometic Group AB	235,363	1,388,399
Dustin Group AB	228,169	1,306,261
Hexagon AB, Class B	317,085	3,313,239
Munters Group AB	424,482	2,474,432
Sectra AB, Class B(b)	223,843	3,009,678
Sweco AB, Class B	125,904	1,312,217
Total		15,051,801
Switzerland 8.9%
Belimo Holding AG, Registered Shares	7,701	2,711,361
Inficon Holding AG	1,529	1,205,496
Kardex Energy AG	8,204	1,367,946
Montana Aerospace AG(b),(c)	86,934	1,344,506
Partners Group Holding AG	1,525	1,377,223
Total		8,006,532
United Kingdom 29.8%
Abcam PLC(b)	154,777	2,224,564
Auto Trader Group PLC	352,754	2,389,045
Dechra Pharmaceuticals PLC	80,513	3,394,856
Diploma PLC	105,052	2,861,048
Genus PLC	46,600	1,422,693
Halma PLC	52,721	1,294,413
Intermediate Capital Group PLC	188,715	3,017,093
Rentokil Initial PLC	435,793	2,526,275
Rightmove PLC	475,558	3,295,539
Safestore Holdings PLC	133,851	1,733,172
Spirax-Sarco Engineering PLC	22,621	2,728,289
Total		26,886,987
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Acorn Family of Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 3.1%
Inter Parfums, Inc.	38,813	2,835,678
Total Common Stocks (Cost $84,944,404)		89,513,334

Securities Lending Collateral 1.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.351%(g),(h)	1,156,220	1,156,220
Total Securities Lending Collateral (Cost $1,156,220)		1,156,220

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(g),(i)	610,439	610,072
Total Money Market Funds (Cost $610,011)		610,072
Total Investments in Securities (Cost $86,710,635)		91,279,626
Obligation to Return Collateral for Securities Loaned		(1,156,220)
Other Assets & Liabilities, Net		101,554
Net Assets		$90,224,960

Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $1,104,308.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $1,344,506, which represents 1.49% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At June 30, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
TCS Group Holding PLC GDR	01/22/2021—03/02/2021	17,858	784,598	—

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(h)	Investment made with cash collateral received from securities lending activity.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	2,948,499	51,630,012	(53,968,500)	61	610,072	(489)	2,919	610,439
Abbreviation Legend
GDR	Global Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	37

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2022 (Unaudited)
Fair value measurements  (continued)
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Investment Manager’s pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Austria	—	1,238,047	—	1,238,047
Denmark	—	5,410,663	—	5,410,663
Finland	—	2,261,888	—	2,261,888
France	—	1,300,467	—	1,300,467
Germany	—	9,737,204	—	9,737,204
Italy	—	9,424,885	—	9,424,885
Netherlands	—	5,373,103	—	5,373,103
Russian Federation	—	—	0*	0*
Spain	—	1,986,079	—	1,986,079
Sweden	—	15,051,801	—	15,051,801
Switzerland	—	8,006,532	—	8,006,532
United Kingdom	—	26,886,987	—	26,886,987
United States	2,835,678	—	—	2,835,678
Total Common Stocks	2,835,678	86,677,656	0*	89,513,334
Securities Lending Collateral	1,156,220	—	—	1,156,220
Money Market Funds	610,072	—	—	610,072
Total Investments in Securities	4,601,970	86,677,656	0*	91,279,626

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Acorn Family of Funds | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $2,917,067,522, $1,347,892,014, $176,080,615, respectively)	$2,613,849,534	$1,406,412,263	$155,651,439
Affiliated issuers (cost $132,232,356, $22,362,847, $5,337,950, respectively)	106,797,351	22,364,323	5,338,004
Foreign currency (cost $—, $15,679, $—, respectively)	—	15,620	—
Margin deposits on:
Futures contracts	—	517,010	—
Receivable for:
Investments sold	15,109,186	7,389,563	850,935
Capital shares sold	382,824	1,127,342	39,866
Dividends	442,370	2,747,158	27,371
Securities lending income	13,143	171,710	4,560
Foreign tax reclaims	11,994	2,805,615	1,736
Expense reimbursement due from Investment Manager	1,976	3,950	863
Prepaid expenses	37,521	19,209	2,525
Trustees’ deferred compensation plan	—	—	1,665
Other assets	13,782	18,216	3,524
Total assets	2,736,659,681	1,443,591,979	161,922,488
Liabilities
Due to custodian	—	236,820	2,119
Due upon return of securities on loan	60,229,300	19,430,317	2,215,850
Payable for:
Investments purchased	—	2,969,695	—
Capital shares purchased	1,682,392	1,376,477	245,923
Variation margin for futures contracts	—	48,182	—
Investment advisory fee	51,105	32,236	3,269
Distribution and/or service fees	4,078	1,313	230
Transfer agent fees	246,423	108,170	16,461
Administration fees	3,704	1,947	221
Trustees’ fees	3,986,913	1,936,033	344,780
Other expenses	239,968	197,863	26,809
Trustees’ deferred compensation plan	—	—	1,665
Total liabilities	66,443,883	26,339,053	2,857,327
Net assets applicable to outstanding capital stock	$2,670,215,798	$1,417,252,926	$159,065,161
Represented by
Paid in capital	3,422,307,103	1,441,845,688	204,879,178
Total distributable earnings (loss)	(752,091,305)	(24,592,762)	(45,814,017)
Total - representing net assets applicable to outstanding capital stock	$2,670,215,798	$1,417,252,926	$159,065,161
* Includes the value of securities on loan	57,494,370	18,535,548	2,083,714
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	39

Statement of Assets and Liabilities  (continued)
June 30, 2022 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®
Class A
Net assets	$537,888,373	$167,363,278	$29,915,727
Shares outstanding	91,516,204	8,125,446	4,967,295
Net asset value per share(a)	$5.88	$20.60	$6.02
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$6.24	$21.86	$6.39
Advisor Class
Net assets	$25,354,191	$5,169,967	$13,855,898
Shares outstanding	2,735,168	245,856	1,387,463
Net asset value per share(c)	$9.27	$21.03	$9.99
Class C
Net assets	$12,511,479	$4,910,425	$810,618
Shares outstanding	1,517,071	264,974	89,098
Net asset value per share(a)	$8.25	$18.53	$9.10
Institutional Class
Net assets	$1,990,053,614	$1,006,565,951	$98,796,658
Shares outstanding	232,893,491	48,668,429	10,965,380
Net asset value per share(c)	$8.54	$20.68	$9.01
Institutional 2 Class
Net assets	$27,693,621	$84,990,779	$2,308,889
Shares outstanding	2,938,549	4,112,278	228,196
Net asset value per share(c)	$9.42	$20.67	$10.12
Institutional 3 Class
Net assets	$76,714,520	$146,203,694	$13,377,371
Shares outstanding	7,999,487	6,947,159	1,300,698
Net asset value per share(c)	$9.59	$21.05	$10.28
Class R
Net assets	$—	$2,048,832	$—
Shares outstanding	—	99,585	—
Net asset value per share(c)	$—	$20.57	$—

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Acorn Family of Funds | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
June 30, 2022 (Unaudited)
	Columbia Acorn International SelectSM	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $281,473,000, $—, $86,100,624, respectively)	$267,453,136	$—	$90,669,554
Affiliated issuers (cost $1,515,379, $1,741,404,438, $610,011, respectively)	1,515,530	1,576,917,268	610,072
Cash	—	15,760	—
Foreign currency (cost $—, $—, $20,477, respectively)	—	—	20,493
Receivable for:
Investments sold	2,010,971	4,910,168	39,558
Capital shares sold	37,079	1,321,051	60,136
Dividends	428,856	1,936,502	167,671
Securities lending income	—	—	14,847
Foreign tax reclaims	877,506	—	186,141
Expense reimbursement due from Investment Manager	2,191	2,726	1,161
Prepaid expenses	3,809	17,536	1,668
Other assets	129,504	27,710	10,537
Total assets	272,458,582	1,585,148,721	91,781,838
Liabilities
Due to custodian	—	—	489
Foreign currency (cost $2,884, $ —, $—, respectively)	2,893	—	—
Due upon return of securities on loan	—	—	1,156,220
Payable for:
Investments purchased	436,692	1,932,375	324,030
Capital shares purchased	446,203	2,914,864	15,441
Investment advisory fee	6,660	4,341	2,938
Distribution and/or service fees	996	7,398	329
Transfer agent fees	27,423	158,889	9,102
Administration fees	374	2,170	123
Trustees’ fees	258,997	336,369	22,344
Compensation of chief compliance officer	—	274	—
Other expenses	49,337	118,572	25,862
Total liabilities	1,229,575	5,475,252	1,556,878
Net assets applicable to outstanding capital stock	$271,229,007	$1,579,673,469	$90,224,960
Represented by
Paid in capital	298,375,911	1,804,829,672	101,270,218
Total distributable earnings (loss)	(27,146,904)	(225,156,203)	(11,045,258)
Total - representing net assets applicable to outstanding capital stock	$271,229,007	$1,579,673,469	$90,224,960
* Includes the value of securities on loan	—	—	1,104,308
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	41

Statement of Assets and Liabilities  (continued)
June 30, 2022 (Unaudited)
	Columbia Acorn International SelectSM	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Class A
Net assets	$139,579,689	$492,915,766	$35,286,782
Shares outstanding	6,403,911	33,397,628	1,740,194
Net asset value per share(a)	$21.80	$14.76	$20.28
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$23.13	$15.66	$21.52
Advisor Class
Net assets	$1,259,913	$114,072,905	$1,618,736
Shares outstanding	56,216	7,810,746	78,901
Net asset value per share(c)	$22.41	$14.60	$20.52
Class C
Net assets	$1,213,181	$146,443,904	$3,194,590
Shares outstanding	62,420	9,883,390	162,952
Net asset value per share(a)	$19.44	$14.82	$19.60
Institutional Class
Net assets	$94,805,759	$691,901,875	$45,478,021
Shares outstanding	4,271,586	47,725,466	2,227,905
Net asset value per share(c)	$22.19	$14.50	$20.41
Institutional 2 Class
Net assets	$21,733,209	$124,083,233	$4,606,437
Shares outstanding	969,592	8,481,734	222,893
Net asset value per share(c)	$22.41	$14.63	$20.67
Institutional 3 Class
Net assets	$12,637,256	$10,255,786	$40,394
Shares outstanding	564,114	702,344	1,986
Net asset value per share(c)	$22.40	$14.60	$20.34

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Acorn Family of Funds | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®
Net investment income
Income:
Dividends — unaffiliated issuers	$8,347,983	$18,840,346	$572,701
Dividends — affiliated issuers	716,694	71,329	12,228
Income from securities lending — net	66,397	744,126	29,087
European Union tax reclaim	—	1,274,798	—
Foreign taxes withheld	(24,348)	(1,930,656)	(1,473)
Total income	9,106,726	18,999,943	612,543
Expenses:
Investment advisory fee	11,411,806	7,176,217	935,546
Distribution and/or service fees
Class A	850,720	265,309	48,682
Class C	86,447	36,644	5,845
Class R	—	6,847	—
Transfer agent fees
Class A	287,705	109,778	21,820
Advisor Class	12,895	3,494	9,792
Class C	7,299	3,777	652
Institutional Class	1,067,080	669,709	71,416
Institutional 2 Class	11,231	27,654	789
Institutional 3 Class	1,878	3,943	670
Class R	—	1,415	—
Administration fees	833,140	439,776	52,774
Trustees’ fees	198,961	88,105	12,778
Custodian fees	13,446	189,135	3,213
Printing and postage fees	55,609	49,238	12,244
Registration fees	59,121	56,487	44,645
Audit fees	14,885	23,927	14,841
Legal fees	284,588	147,979	18,420
Line of credit interest	—	42	476
Interest on collateral	—	50	—
Compensation of chief compliance officer	6,588	3,444	432
Other	126,509	71,478	14,150
Total expenses	15,329,908	9,374,448	1,269,185
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(120,288)	(469,167)	(87,222)
Fees waived by transfer agent
Class A	—	—	(2,145)
Advisor Class	—	—	(979)
Class C	—	—	(58)
Institutional Class	—	—	(7,097)
Institutional 2 Class	(1,019)	(7,694)	(180)
Institutional 3 Class	—	(3,943)	(525)
Total net expenses	15,208,601	8,893,644	1,170,979
Net investment income (loss)	(6,101,875)	10,106,299	(558,436)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	43

Statement of Operations  (continued)
Six Months Ended June 30, 2022 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(407,046,341)	$26,650,425	$(23,673,015)
Investments — affiliated issuers	(23,276)	(7,623)	(1,711)
Foreign currency translations	(81)	(317,541)	(186)
Futures contracts	—	(6,165,919)	—
Net realized gain (loss)	(407,069,698)	20,159,342	(23,674,912)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,190,303,776)	(857,200,430)	(77,464,523)
Investments — affiliated issuers	(25,506,322)	1,476	56
Foreign currency translations	—	(192,704)	—
Futures contracts	—	(70,918)	—
Net change in unrealized appreciation (depreciation)	(1,215,810,098)	(857,462,576)	(77,464,467)
Net realized and unrealized loss	(1,622,879,796)	(837,303,234)	(101,139,379)
Net decrease in net assets resulting from operations	$(1,628,981,671)	$(827,196,935)	$(101,697,815)
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Acorn Family of Funds | Semiannual Report 2022

Statement of Operations  (continued)
Six Months Ended June 30, 2022 (Unaudited)
	Columbia Acorn International SelectSM	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$3,571,171	$—	$1,657,797
Dividends — affiliated issuers	8,587	16,053,040	2,919
Income from securities lending — net	8,197	—	78,915
European Union tax reclaim	200,101	—	—
Foreign taxes withheld	(372,511)	—	(192,487)
Total income	3,415,545	16,053,040	1,547,144
Expenses:
Investment advisory fee	1,575,886	918,959	788,805
Distribution and/or service fees
Class A	221,341	695,348	59,467
Class C	8,081	863,416	24,744
Transfer agent fees
Class A	149,823	267,109	25,966
Advisor Class	1,507	68,223	1,130
Class C	1,366	82,918	2,692
Institutional Class	102,230	387,112	35,462
Institutional 2 Class	9,828	38,428	5,641
Institutional 3 Class	457	706	5
Administration fees	87,879	456,370	35,144
Trustees’ fees	(5,022)	47,095	4,286
Custodian fees	36,071	1,358	21,498
Printing and postage fees	26,231	57,494	11,790
Registration fees	44,336	83,808	48,839
Audit fees	18,138	5,642	15,841
Legal fees	29,995	148,884	12,933
Line of credit interest	152	2,139	2,220
Compensation of chief compliance officer	700	4,199	281
Other	23,878	55,397	17,092
Total expenses	2,332,877	4,184,605	1,113,836
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(381,097)	(401,087)	(182,045)
Fees waived by transfer agent
Institutional 2 Class	—	—	(1,443)
Institutional 3 Class	—	—	(5)
Total net expenses	1,951,780	3,783,518	930,343
Net investment income	1,463,765	12,269,522	616,801
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,992,580)	—	(10,621,709)
Investments — affiliated issuers	(1,787)	(83,531,813)	(489)
Capital gain distributions from underlying affiliated funds	—	14,562,179	—
Foreign currency translations	(54,207)	—	(136,617)
Net realized loss	(8,048,574)	(68,969,634)	(10,758,815)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(159,981,245)	—	(66,964,990)
Investments — affiliated issuers	151	(190,896,925)	61
Foreign currency translations	(41,135)	—	(16,603)
Net change in unrealized appreciation (depreciation)	(160,022,229)	(190,896,925)	(66,981,532)
Net realized and unrealized loss	(168,070,803)	(259,866,559)	(77,740,347)
Net decrease in net assets resulting from operations	$(166,607,038)	$(247,597,037)	$(77,123,546)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	45

Statement of Changes in Net Assets
	Columbia Acorn® Fund		Columbia Acorn International®
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income (loss)	$(6,101,875)	$(29,391,237)	$10,106,299	$6,349,262
Net realized gain (loss)	(407,069,698)	1,089,409,474	20,159,342	296,728,330
Net change in unrealized appreciation (depreciation)	(1,215,810,098)	(638,363,380)	(857,462,576)	(3,405,718)
Net increase (decrease) in net assets resulting from operations	(1,628,981,671)	421,654,857	(827,196,935)	299,671,874
Distributions to shareholders
Net investment income and net realized gains
Class A	(41,011,687)	(263,150,366)	(5,361,144)	(40,052,526)
Advisor Class	(1,229,726)	(8,201,757)	(168,978)	(1,374,206)
Class C	(608,983)	(5,787,484)	(185,732)	(1,615,464)
Institutional Class	(106,716,273)	(758,479,695)	(31,799,977)	(254,146,337)
Institutional 2 Class	(1,365,961)	(10,983,732)	(2,796,677)	(20,003,620)
Institutional 3 Class	(3,270,753)	(16,278,812)	(4,521,218)	(26,466,011)
Class R	—	—	(65,963)	(491,746)
Total distributions to shareholders	(154,203,383)	(1,062,881,846)	(44,899,689)	(344,149,910)
Increase (decrease) in net assets from capital stock activity	(75,222,818)	300,010,089	(50,438,523)	(113,274,517)
Total decrease in net assets	(1,858,407,872)	(341,216,900)	(922,535,147)	(157,752,553)
Net assets at beginning of period	4,528,623,670	4,869,840,570	2,339,788,073	2,497,540,626
Net assets at end of period	$2,670,215,798	$4,528,623,670	$1,417,252,926	$2,339,788,073
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Acorn Family of Funds | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Columbia Acorn USA®		Columbia Acorn International SelectSM
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income (loss)	$(558,436)	$(2,657,286)	$1,463,765	$(32,728)
Net realized gain (loss)	(23,674,912)	86,878,712	(8,048,574)	33,656,269
Net change in unrealized appreciation (depreciation)	(77,464,467)	(52,709,057)	(160,022,229)	15,107,406
Net increase (decrease) in net assets resulting from operations	(101,697,815)	31,512,369	(166,607,038)	48,730,947
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,107,177)	(17,031,591)	(5,779,291)	(10,962,872)
Advisor Class	(595,586)	(5,338,855)	(51,312)	(121,956)
Class C	(37,617)	(429,752)	(57,732)	(93,404)
Institutional Class	(4,744,627)	(41,782,773)	(3,890,418)	(7,965,017)
Institutional 2 Class	(95,567)	(727,072)	(975,433)	(2,689,582)
Institutional 3 Class	(555,076)	(10,854,053)	(506,064)	(1,456,872)
Total distributions to shareholders	(8,135,650)	(76,164,096)	(11,260,250)	(23,289,703)
Increase (decrease) in net assets from capital stock activity	(33,403,284)	10,790,642	(30,989,806)	(41,489,686)
Total decrease in net assets	(143,236,749)	(33,861,085)	(208,857,094)	(16,048,442)
Net assets at beginning of period	302,301,910	336,162,995	480,086,101	496,134,543
Net assets at end of period	$159,065,161	$302,301,910	$271,229,007	$480,086,101
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	47

Statement of Changes in Net Assets   (continued)
	Columbia Thermostat FundSM		Columbia Acorn European FundSM
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income (loss)	$12,269,522	$27,407,324	$616,801	$(559,819)
Net realized gain (loss)	(68,969,634)	268,766,569	(10,758,815)	(181,469)
Net change in unrealized appreciation (depreciation)	(190,896,925)	(179,749,247)	(66,981,532)	28,909,961
Net increase (decrease) in net assets resulting from operations	(247,597,037)	116,424,646	(77,123,546)	28,168,673
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,826,175)	(80,263,851)	—	(114,318)
Advisor Class	(1,201,374)	(22,778,179)	—	(12,346)
Class C	(1,438,046)	(23,284,536)	—	—
Institutional Class	(7,015,499)	(121,876,270)	—	(446,763)
Institutional 2 Class	(1,264,775)	(23,468,843)	—	(117,513)
Institutional 3 Class	(96,463)	(1,952,903)	—	(292)
Total distributions to shareholders	(15,842,332)	(273,624,582)	—	(691,232)
Increase (decrease) in net assets from capital stock activity	(231,080,117)	525,118,998	(46,590,914)	77,822,786
Total increase (decrease) in net assets	(494,519,486)	367,919,062	(123,714,460)	105,300,227
Net assets at beginning of period	2,074,192,955	1,706,273,893	213,939,420	108,639,193
Net assets at end of period	$1,579,673,469	$2,074,192,955	$90,224,960	$213,939,420
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Acorn Family of Funds | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Columbia Acorn® Fund				Columbia Acorn International®
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021		June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,659,242	19,979,893	5,982,210	71,946,347	272,397	7,047,128	525,959	18,837,295
Distributions reinvested	5,676,327	37,236,705	23,766,788	239,307,360	226,394	5,150,468	1,182,480	38,446,481
Redemptions	(8,723,773)	(66,719,983)	(15,366,129)	(195,707,426)	(873,573)	(22,146,490)	(1,469,807)	(52,814,377)
Net increase (decrease)	(388,204)	(9,503,385)	14,382,869	115,546,281	(374,782)	(9,948,894)	238,632	4,469,399
Advisor Class
Subscriptions	366,047	4,240,637	418,484	7,441,995	19,645	511,810	45,084	1,658,003
Distributions reinvested	101,974	1,054,403	456,762	6,995,207	7,277	168,978	41,395	1,374,206
Redemptions	(313,812)	(3,646,629)	(794,625)	(14,613,929)	(55,419)	(1,450,635)	(457,336)	(16,418,304)
Net increase (decrease)	154,209	1,648,411	80,621	(176,727)	(28,497)	(769,847)	(370,857)	(13,386,095)
Class C
Subscriptions	85,066	937,752	120,678	1,999,707	18,288	452,278	26,738	858,219
Distributions reinvested	64,371	592,858	418,581	5,742,544	9,069	185,720	54,287	1,610,276
Redemptions	(421,165)	(4,366,964)	(2,211,079)	(37,166,378)	(117,787)	(2,702,173)	(361,954)	(11,928,781)
Net decrease	(271,728)	(2,836,354)	(1,671,820)	(29,424,127)	(90,430)	(2,064,175)	(280,929)	(9,460,286)
Institutional Class
Subscriptions	2,105,710	22,502,431	4,017,788	66,770,286	1,244,675	30,920,089	1,856,604	64,984,126
Distributions reinvested	10,327,534	98,421,430	49,029,210	694,440,015	1,159,396	26,480,611	6,346,780	207,227,903
Redemptions	(19,485,292)	(210,513,989)	(28,170,590)	(472,694,167)	(5,627,143)	(140,364,357)	(7,403,458)	(266,653,814)
Net increase (decrease)	(7,052,048)	(89,590,128)	24,876,408	288,516,134	(3,223,072)	(82,963,657)	799,926	5,558,215
Institutional 2 Class
Subscriptions	297,317	3,635,915	499,108	9,331,106	678,700	16,652,747	769,576	27,594,261
Distributions reinvested	129,844	1,365,961	706,732	10,980,954	48,905	1,116,012	292,244	9,532,906
Redemptions	(869,783)	(9,749,396)	(1,236,384)	(22,900,725)	(434,170)	(11,027,344)	(1,003,375)	(36,329,973)
Net increase (decrease)	(442,622)	(4,747,520)	(30,544)	(2,588,665)	293,435	6,741,415	58,445	797,194
Institutional 3 Class
Subscriptions	4,351,903	46,150,022	1,316,568	24,299,474	2,028,169	49,661,108	1,798,774	66,229,977
Distributions reinvested	304,164	3,254,550	1,022,162	16,168,756	151,936	3,530,989	735,758	24,286,390
Redemptions	(1,629,072)	(19,598,414)	(5,936,701)	(112,331,037)	(553,204)	(14,331,496)	(5,148,935)	(192,165,037)
Net increase (decrease)	3,026,995	29,806,158	(3,597,971)	(71,862,807)	1,626,901	38,860,601	(2,614,403)	(101,648,670)
Class R
Subscriptions	—	—	—	—	7,668	189,918	17,904	666,373
Distributions reinvested	—	—	—	—	2,902	65,963	15,168	491,746
Redemptions	—	—	—	—	(22,167)	(549,847)	(21,131)	(762,393)
Net increase (decrease)	—	—	—	—	(11,597)	(293,966)	11,941	395,726
Total net increase (decrease)	(4,973,398)	(75,222,818)	34,039,563	300,010,089	(1,808,042)	(50,438,523)	(2,157,245)	(113,274,517)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	49

Statement of Changes in Net Assets   (continued)
	Columbia Acorn USA®				Columbia Acorn International SelectSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021		June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	292,241	2,308,710	304,197	3,931,345	93,416	2,476,369	297,746	10,412,479
Distributions reinvested	298,366	2,002,035	1,601,884	16,216,954	221,041	5,355,805	296,896	10,055,469
Redemptions	(853,307)	(6,675,568)	(1,023,646)	(14,153,596)	(546,401)	(14,539,988)	(805,715)	(28,236,000)
Net increase (decrease)	(262,700)	(2,364,823)	882,435	5,994,703	(231,944)	(6,707,814)	(211,073)	(7,768,052)
Advisor Class
Subscriptions	45,458	574,669	129,536	2,717,808	1,939	60,115	13,489	488,352
Distributions reinvested	53,560	595,586	329,508	5,338,855	2,056	51,218	3,497	121,768
Redemptions	(180,927)	(2,470,996)	(188,579)	(3,873,759)	(15,520)	(411,487)	(28,744)	(1,028,388)
Net increase (decrease)	(81,909)	(1,300,741)	270,465	4,182,904	(11,525)	(300,154)	(11,758)	(418,268)
Class C
Subscriptions	1,513	18,282	11,681	227,915	3,261	84,932	7,563	241,176
Distributions reinvested	3,710	37,617	28,737	429,313	2,663	57,570	3,065	93,006
Redemptions	(36,491)	(433,097)	(66,603)	(1,284,123)	(10,867)	(254,069)	(50,207)	(1,577,049)
Net decrease	(31,268)	(377,198)	(26,185)	(626,895)	(4,943)	(111,567)	(39,579)	(1,242,867)
Institutional Class
Subscriptions	148,702	1,731,655	466,246	8,703,797	120,055	3,373,131	336,387	11,967,996
Distributions reinvested	452,099	4,539,072	2,718,115	39,971,652	140,836	3,474,436	206,883	7,130,545
Redemptions	(1,086,172)	(12,006,374)	(1,266,859)	(22,954,249)	(429,347)	(11,568,291)	(632,053)	(22,509,312)
Net increase (decrease)	(485,371)	(5,735,647)	1,917,502	25,721,200	(168,456)	(4,720,724)	(88,783)	(3,410,771)
Institutional 2 Class
Subscriptions	39,990	508,398	62,684	1,319,886	37,422	1,099,089	45,098	1,648,451
Distributions reinvested	8,381	94,452	44,190	726,755	39,142	975,433	77,216	2,689,582
Redemptions	(17,526)	(213,157)	(81,033)	(1,693,362)	(532,757)	(14,210,642)	(935,896)	(33,189,189)
Net increase (decrease)	30,845	389,693	25,841	353,279	(456,193)	(12,136,120)	(813,582)	(28,851,156)
Institutional 3 Class
Subscriptions	96,395	1,308,554	571,882	12,216,299	34,451	976,028	81,741	2,892,773
Distributions reinvested	48,296	553,480	650,390	10,837,536	20,303	505,535	41,832	1,454,524
Redemptions	(1,831,279)	(25,876,602)	(2,150,296)	(47,888,384)	(280,977)	(8,494,990)	(116,418)	(4,145,869)
Net increase (decrease)	(1,686,588)	(24,014,568)	(928,024)	(24,834,549)	(226,223)	(7,013,427)	7,155	201,428
Total net increase (decrease)	(2,516,991)	(33,403,284)	2,142,034	10,790,642	(1,099,284)	(30,989,806)	(1,157,620)	(41,489,686)
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Acorn Family of Funds | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Columbia Thermostat FundSM				Columbia Acorn European FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021		June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,917,201	46,926,779	13,658,871	258,098,220	352,266	9,099,960	959,587	29,875,035
Distributions reinvested	295,386	4,501,676	4,372,709	75,185,933	—	—	3,639	114,289
Redemptions	(6,526,406)	(103,103,574)	(8,921,161)	(167,460,803)	(603,461)	(14,935,189)	(501,562)	(15,663,044)
Net increase (decrease)	(3,313,819)	(51,675,119)	9,110,419	165,823,350	(251,195)	(5,835,229)	461,664	14,326,280
Advisor Class
Subscriptions	1,687,082	26,374,857	6,093,506	114,247,815	13,834	348,368	120,472	3,957,317
Distributions reinvested	79,504	1,198,923	1,338,083	22,736,494	—	—	388	12,325
Redemptions	(4,196,890)	(65,255,357)	(4,415,649)	(82,862,865)	(26,473)	(716,381)	(93,445)	(2,989,540)
Net increase (decrease)	(2,430,304)	(37,681,577)	3,015,940	54,121,444	(12,639)	(368,013)	27,415	980,102
Class C
Subscriptions	1,326,944	21,652,357	3,926,971	74,641,306	14,275	400,412	69,074	2,141,558
Distributions reinvested	88,226	1,350,733	1,266,735	21,949,471	—	—	—	—
Redemptions	(2,618,112)	(41,099,315)	(5,444,288)	(102,926,754)	(70,136)	(1,638,375)	(62,866)	(1,823,948)
Net increase (decrease)	(1,202,942)	(18,096,225)	(250,582)	(6,335,977)	(55,861)	(1,237,963)	6,208	317,610
Institutional Class
Subscriptions	9,207,189	144,925,537	23,405,839	433,982,285	423,407	11,353,670	1,874,052	58,837,993
Distributions reinvested	387,628	5,802,799	6,038,529	101,815,509	—	—	13,945	440,394
Redemptions	(15,968,371)	(246,850,009)	(15,840,307)	(291,081,612)	(1,521,597)	(39,591,579)	(557,815)	(17,639,234)
Net increase (decrease)	(6,373,554)	(96,121,673)	13,604,061	244,716,182	(1,098,190)	(28,237,909)	1,330,182	41,639,153
Institutional 2 Class
Subscriptions	1,741,357	27,474,516	8,585,734	161,733,267	748,087	21,606,807	965,317	31,689,444
Distributions reinvested	83,760	1,264,775	1,375,116	23,468,768	—	—	3,676	117,489
Redemptions	(3,396,441)	(52,564,806)	(7,028,851)	(132,937,074)	(1,288,229)	(32,524,116)	(343,736)	(11,227,611)
Net increase (decrease)	(1,571,324)	(23,825,515)	2,931,999	52,264,961	(540,142)	(10,917,309)	625,257	20,579,322
Institutional 3 Class
Subscriptions	129,790	2,020,416	810,188	15,437,620	179	5,509	681	21,164
Distributions reinvested	6,389	96,286	115,933	1,952,462	—	—	9	265
Redemptions	(361,216)	(5,796,710)	(156,737)	(2,861,044)	—	—	(1,377)	(41,110)
Net increase (decrease)	(225,037)	(3,680,008)	769,384	14,529,038	179	5,509	(687)	(19,681)
Total net increase (decrease)	(15,116,980)	(231,080,117)	29,181,221	525,118,998	(1,957,848)	(46,590,914)	2,450,039	77,822,786
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	51

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2022 (Unaudited)	$10.01	(0.02)	(3.64)	(3.66)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$12.69	(0.10)	1.07	0.97	(0.14)	(3.51)	(3.65)
Year Ended 12/31/2020	$11.71	(0.06)	3.24	3.18	—	(2.20)	(2.20)
Year Ended 12/31/2019	$10.65	(0.04)	2.78	2.74	—	(1.68)	(1.68)
Year Ended 12/31/2018	$12.92	(0.03)	(0.48)	(0.51)	—	(1.76)	(1.76)
Year Ended 12/31/2017	$13.35	(0.02)	3.23	3.21	—	(3.64)	(3.64)
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$15.37	(0.02)	(5.61)	(5.63)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$17.65	(0.10)	1.54	1.44	(0.13)	(3.59)	(3.72)
Year Ended 12/31/2020	$15.52	(0.05)	4.38	4.33	—	(2.20)	(2.20)
Year Ended 12/31/2019	$13.63	(0.01)	3.58	3.57	—	(1.68)	(1.68)
Year Ended 12/31/2018	$16.06	0.01	(0.64)	(0.63)	—	(1.80)	(1.80)
Year Ended 12/31/2017	$15.83	0.02	3.85	3.87	—	(3.64)	(3.64)
Class C(e)
Six Months Ended 6/30/2022 (Unaudited)	$13.72	(0.07)	(4.99)	(5.06)	—	(0.41)	(0.41)
Year Ended 12/31/2021	$16.14	(0.26)	1.40	1.14	(0.13)	(3.43)	(3.56)
Year Ended 12/31/2020	$16.57	(0.20)	4.08	3.88	—	(4.31)	(4.31)
Year Ended 12/31/2019	$18.75	(0.20)	4.74	4.54	—	(6.72)	(6.72)
Year Ended 12/31/2018	$26.34	(0.24)	(0.71)	(0.95)	—	(6.64)	(6.64)
Year Ended 12/31/2017	$33.36	(0.32)	7.86	7.54	—	(14.56)	(14.56)
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$14.22	(0.02)	(5.19)	(5.21)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$16.60	(0.09)	1.43	1.34	(0.13)	(3.59)	(3.72)
Year Ended 12/31/2020	$14.70	(0.04)	4.14	4.10	—	(2.20)	(2.20)
Year Ended 12/31/2019	$12.98	(0.01)	3.41	3.40	—	(1.68)	(1.68)
Year Ended 12/31/2018	$15.39	0.01	(0.62)	(0.61)	—	(1.80)	(1.80)
Year Ended 12/31/2017	$15.29	0.02	3.72	3.74	—	(3.64)	(3.64)
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$15.62	(0.02)	(5.71)	(5.73)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$17.88	(0.10)	1.57	1.47	(0.13)	(3.60)	(3.73)
Year Ended 12/31/2020	$15.69	(0.04)	4.43	4.39	—	(2.20)	(2.20)
Year Ended 12/31/2019	$13.76	(0.00)(f)	3.61	3.61	—	(1.68)	(1.68)
Year Ended 12/31/2018	$16.20	0.01	(0.65)	(0.64)	—	(1.80)	(1.80)
Year Ended 12/31/2017	$15.94	0.02	3.88	3.90	—	(3.64)	(3.64)
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2022 (Unaudited)	$5.88	(37.01%)(b)	1.11%(c)	1.10%(c)	(0.56%)(c)	36%	$537,888
Year Ended 12/31/2021	$10.01	8.79%	1.08%	1.08%(d)	(0.80%)	75%	$919,643
Year Ended 12/31/2020	$12.69	29.18%(b)	1.11%	1.11%(d)	(0.56%)	86%	$983,709
Year Ended 12/31/2019	$11.71	26.21%(b)	1.11%	1.10%(d)	(0.30%)	101%	$810,966
Year Ended 12/31/2018	$10.65	(5.22%)(b)	1.10%	1.08%(d)	(0.20%)	66%	$768,031
Year Ended 12/31/2017	$12.92	24.91%	1.09%	1.08%(d)	(0.13%)	72%	$830,454
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$9.27	(36.92%)(b)	0.86%(c)	0.85%(c)	(0.31%)(c)	36%	$25,354
Year Ended 12/31/2021	$15.37	9.03%	0.83%	0.83%(d)	(0.55%)	75%	$39,676
Year Ended 12/31/2020	$17.65	29.44%(b)	0.86%	0.86%(d)	(0.30%)	86%	$44,139
Year Ended 12/31/2019	$15.52	26.58%(b)	0.86%	0.85%(d)	(0.05%)	101%	$44,248
Year Ended 12/31/2018	$13.63	(5.00%)(b)	0.85%	0.83%(d)	0.05%	66%	$40,425
Year Ended 12/31/2017	$16.06	25.19%	0.84%	0.83%(d)	0.12%	72%	$38,588
Class C(e)
Six Months Ended 6/30/2022 (Unaudited)	$8.25	(37.22%)(b)	1.86%(c)	1.85%(c)	(1.32%)(c)	36%	$12,511
Year Ended 12/31/2021	$13.72	7.95%	1.83%	1.83%(d)	(1.54%)	75%	$24,546
Year Ended 12/31/2020	$16.14	28.27%(b)	1.86%	1.86%(d)	(1.30%)	86%	$55,861
Year Ended 12/31/2019	$16.57	25.12%(b)	1.86%	1.85%(d)	(1.05%)	101%	$69,471
Year Ended 12/31/2018	$18.75	(5.86%)(b)	1.85%	1.82%(d)	(0.94%)	66%	$81,149
Year Ended 12/31/2017	$26.34	23.88%	1.84%	1.83%(d)	(0.88%)	72%	$246,450
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$8.54	(36.95%)(b)	0.86%(c)	0.85%(c)	(0.31%)(c)	36%	$1,990,054
Year Ended 12/31/2021	$14.22	8.99%	0.83%	0.83%(d)	(0.55%)	75%	$3,413,006
Year Ended 12/31/2020	$16.60	29.51%(b)	0.86%	0.86%(d)	(0.30%)	86%	$3,569,794
Year Ended 12/31/2019	$14.70	26.60%(b)	0.86%	0.85%(d)	(0.05%)	101%	$3,117,486
Year Ended 12/31/2018	$12.98	(5.09%)(b)	0.85%	0.83%(d)	0.05%	66%	$2,816,948
Year Ended 12/31/2017	$15.39	25.24%	0.84%	0.83%(d)	0.12%	72%	$3,407,214
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$9.42	(36.97%)(b)	0.83%(c)	0.82%(c)	(0.29%)(c)	36%	$27,694
Year Ended 12/31/2021	$15.62	9.09%(b)	0.80%	0.80%	(0.52%)	75%	$52,797
Year Ended 12/31/2020	$17.88	29.50%(b)	0.83%	0.82%	(0.27%)	86%	$61,000
Year Ended 12/31/2019	$15.69	26.63%(b)	0.83%	0.82%	(0.02%)	101%	$51,584
Year Ended 12/31/2018	$13.76	(5.00%)(b)	0.81%	0.80%	0.08%	66%	$37,124
Year Ended 12/31/2017	$16.20	25.21%	0.82%	0.81%	0.14%	72%	$67,932
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	53

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$15.88	(0.01)	(5.81)	(5.82)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$18.12	(0.09)	1.60	1.51	(0.14)	(3.61)	(3.75)
Year Ended 12/31/2020	$15.87	(0.04)	4.49	4.45	—	(2.20)	(2.20)
Year Ended 12/31/2019	$13.89	0.00(f)	3.66	3.66	—	(1.68)	(1.68)
Year Ended 12/31/2018	$16.34	0.02	(0.66)	(0.64)	—	(1.81)	(1.81)
Year Ended 12/31/2017	$16.04	0.03	3.91	3.94	—	(3.64)	(3.64)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$9.59	(36.93%)(b)	0.79%(c)	0.78%(c)	(0.20%)(c)	36%	$76,715
Year Ended 12/31/2021	$15.88	9.16%	0.75%	0.75%	(0.46%)	75%	$78,955
Year Ended 12/31/2020	$18.12	29.54%(b)	0.78%	0.78%	(0.25%)	86%	$155,338
Year Ended 12/31/2019	$15.87	26.74%(b)	0.78%	0.77%	0.03%	101%	$65,408
Year Ended 12/31/2018	$13.89	(4.98%)(b)	0.76%	0.76%	0.13%	66%	$54,688
Year Ended 12/31/2017	$16.34	25.31%	0.76%	0.76%	0.19%	72%	$47,536
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	55

Financial Highlights
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2022 (Unaudited)	$33.19	0.12(b)	(12.04)	(11.92)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.31	0.01	4.08	4.09	(0.38)	(4.83)	(5.21)
Year Ended 12/31/2020	$34.20	0.06	4.51	4.57	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.48	0.25	8.19	8.44	(0.65)	(3.07)	(3.72)
Year Ended 12/31/2018	$46.51	0.23	(7.41)	(7.18)	(0.29)	(9.56)	(9.85)
Year Ended 12/31/2017	$37.71	0.25	11.71	11.96	(0.67)	(2.49)	(3.16)
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$33.82	0.15(b)	(12.27)	(12.12)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.95	0.05	4.20	4.25	(0.55)	(4.83)	(5.38)
Year Ended 12/31/2020	$34.67	0.16	4.58	4.74	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.84	0.33	8.30	8.63	(0.73)	(3.07)	(3.80)
Year Ended 12/31/2018	$46.95	0.46	(7.61)	(7.15)	(0.40)	(9.56)	(9.96)
Year Ended 12/31/2017	$38.03	0.36	11.82	12.18	(0.77)	(2.49)	(3.26)
Class C
Six Months Ended 6/30/2022 (Unaudited)	$30.07	0.01(b)	(10.88)	(10.87)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$31.43	(0.24)	3.72	3.48	(0.01)	(4.83)	(4.84)
Year Ended 12/31/2020	$31.92	(0.17)	4.14	3.97	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$27.63	0.00(h)	7.65	7.65	(0.29)	(3.07)	(3.36)
Year Ended 12/31/2018	$44.57	(0.05)	(7.09)	(7.14)	(0.24)	(9.56)	(9.80)
Year Ended 12/31/2017	$36.18	(0.06)	11.20	11.14	(0.26)	(2.49)	(2.75)
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$33.28	0.15(b)	(12.08)	(11.93)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.47	0.10	4.09	4.19	(0.55)	(4.83)	(5.38)
Year Ended 12/31/2020	$34.25	0.14	4.54	4.68	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.51	0.33	8.21	8.54	(0.73)	(3.07)	(3.80)
Year Ended 12/31/2018	$46.57	0.34	(7.44)	(7.10)	(0.40)	(9.56)	(9.96)
Year Ended 12/31/2017	$37.74	0.37	11.73	12.10	(0.78)	(2.49)	(3.27)
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$33.25	0.16(b)	(12.07)	(11.91)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.46	0.12	4.09	4.21	(0.59)	(4.83)	(5.42)
Year Ended 12/31/2020	$34.22	0.16	4.54	4.70	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.49	0.35	8.20	8.55	(0.75)	(3.07)	(3.82)
Year Ended 12/31/2018	$46.54	0.37	(7.43)	(7.06)	(0.43)	(9.56)	(9.99)
Year Ended 12/31/2017	$37.72	0.38	11.72	12.10	(0.79)	(2.49)	(3.28)
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$33.83	0.18(b)	(12.29)	(12.11)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.99	0.15	4.14	4.29	(0.62)	(4.83)	(5.45)
Year Ended 12/31/2020	$34.67	0.19	4.59	4.78	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.83	0.37	8.30	8.67	(0.76)	(3.07)	(3.83)
Year Ended 12/31/2018	$46.95	0.51	(7.62)	(7.11)	(0.45)	(9.56)	(10.01)
Year Ended 12/31/2017	$38.02	0.40	11.83	12.23	(0.81)	(2.49)	(3.30)
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2022 (Unaudited)	$20.60	(36.11%)(c)	1.28%(d),(e),(f)	1.23%(d),(e),(f)	0.91%(d)	15%	$167,363
Year Ended 12/31/2021	$33.19	12.63%(c)	1.24%	1.23%(g)	0.03%	27%	$282,125
Year Ended 12/31/2020	$34.31	14.68%(c)	1.28%(f)	1.24%(f),(g)	0.21%	55%	$283,478
Year Ended 12/31/2019	$34.20	29.56%(c)	1.27%(f)	1.24%(f),(g)	0.76%	32%	$307,872
Year Ended 12/31/2018	$29.48	(16.13%)(c)	1.25%(f)	1.24%(f),(g)	0.51%	32%	$296,349
Year Ended 12/31/2017	$46.51	31.91%	1.23%	1.20%(g)	0.56%	37%	$465,830
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$21.03	(36.02%)(c)	1.03%(d),(e),(f)	0.98%(d),(e),(f)	1.14%(d)	15%	$5,170
Year Ended 12/31/2021	$33.82	12.88%(c)	0.99%	0.98%(g)	0.14%	27%	$9,279
Year Ended 12/31/2020	$34.95	14.98%(c)	1.03%(f)	0.99%(f),(g)	0.52%	55%	$22,549
Year Ended 12/31/2019	$34.67	29.86%(c)	1.02%(f)	0.99%(f),(g)	1.00%	32%	$12,733
Year Ended 12/31/2018	$29.84	(15.90%)(c)	1.00%(f)	0.99%(f),(g)	0.97%	32%	$12,740
Year Ended 12/31/2017	$46.95	32.21%	0.98%	0.98%(g)	0.81%	37%	$99,578
Class C
Six Months Ended 6/30/2022 (Unaudited)	$18.53	(36.36%)(c)	2.03%(d),(e),(f)	1.98%(d),(e),(f)	0.08%(d)	15%	$4,910
Year Ended 12/31/2021	$30.07	11.76%(c)	1.99%	1.98%(g)	(0.74%)	27%	$10,687
Year Ended 12/31/2020	$31.43	13.82%(c)	2.02%(f)	1.99%(f),(g)	(0.57%)	55%	$19,998
Year Ended 12/31/2019	$31.92	28.61%(c)	2.02%(f)	2.00%(f),(g)	0.01%	32%	$18,749
Year Ended 12/31/2018	$27.63	(16.76%)(c)	2.00%(f)	1.99%(f),(g)	(0.11%)	32%	$22,817
Year Ended 12/31/2017	$44.57	30.93%	1.98%	1.97%(g)	(0.15%)	37%	$63,787
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$20.68	(36.04%)(c)	1.03%(d),(e),(f)	0.98%(d),(e),(f)	1.15%(d)	15%	$1,006,566
Year Ended 12/31/2021	$33.28	12.89%(c)	0.99%	0.98%(g)	0.28%	27%	$1,727,042
Year Ended 12/31/2020	$34.47	14.99%(c)	1.03%(f)	0.99%(f),(g)	0.46%	55%	$1,760,927
Year Ended 12/31/2019	$34.25	29.89%(c)	1.02%(f)	0.99%(f),(g)	1.01%	32%	$1,947,995
Year Ended 12/31/2018	$29.51	(15.93%)(c)	1.00%(f)	0.99%(f),(g)	0.76%	32%	$1,824,055
Year Ended 12/31/2017	$46.57	32.24%	0.98%	0.98%(g)	0.85%	37%	$3,116,383
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$20.67	(36.01%)(c)	0.99%(d),(e),(f)	0.92%(d),(e),(f)	1.25%(d)	15%	$84,991
Year Ended 12/31/2021	$33.25	12.97%(c)	0.95%	0.92%	0.34%	27%	$126,973
Year Ended 12/31/2020	$34.46	15.06%(c)	0.97%(f)	0.92%(f)	0.53%	55%	$129,576
Year Ended 12/31/2019	$34.22	29.95%(c)	0.97%(f)	0.93%(f)	1.06%	32%	$183,763
Year Ended 12/31/2018	$29.49	(15.85%)(c)	0.93%(f)	0.93%(f)	0.81%	32%	$160,488
Year Ended 12/31/2017	$46.54	32.27%	0.93%	0.93%	0.87%	37%	$422,916
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$21.05	(35.98%)(c)	0.94%(d),(e),(f)	0.88%(d),(e),(f)	1.36%(d)	15%	$146,204
Year Ended 12/31/2021	$33.83	13.00%(c)	0.90%	0.88%	0.40%	27%	$179,991
Year Ended 12/31/2020	$34.99	15.10%(c)	0.93%(f)	0.88%(f)	0.60%	55%	$277,614
Year Ended 12/31/2019	$34.67	30.04%(c)	0.92%(f)	0.89%(f)	1.12%	32%	$239,441
Year Ended 12/31/2018	$29.83	(15.82%)(c)	0.88%(f)	0.88%(f)	1.10%	32%	$198,933
Year Ended 12/31/2017	$46.95	32.36%	0.88%	0.88%	0.89%	37%	$725,247
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	57

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 6/30/2022 (Unaudited)	$33.19	0.08(b)	(12.03)	(11.95)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.24	(0.08)	4.07	3.99	(0.21)	(4.83)	(5.04)
Year Ended 12/31/2020	$34.22	(0.01)	4.49	4.48	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.44	0.06	8.27	8.33	(0.48)	(3.07)	(3.55)
Year Ended 12/31/2018	$46.51	0.12	(7.39)	(7.27)	(0.24)	(9.56)	(9.80)
Year Ended 12/31/2017	$37.71	0.21	11.63	11.84	(0.55)	(2.49)	(3.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(c)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(d)	Annualized.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 6/30/2022 (Unaudited)	$20.57	(36.20%)(c)	1.53%(d),(e),(f)	1.48%(d),(e),(f)	0.65%(d)	15%	$2,049
Year Ended 12/31/2021	$33.19	12.34%(c)	1.49%	1.48%(g)	(0.22%)	27%	$3,691
Year Ended 12/31/2020	$34.24	14.40%(c)	1.53%(f)	1.49%(f),(g)	(0.04%)	55%	$3,398
Year Ended 12/31/2019	$34.22	29.21%(c)	1.52%(f)	1.50%(f),(g)	0.19%	32%	$3,696
Year Ended 12/31/2018	$29.44	(16.32%)(c)	1.50%(f)	1.49%(f),(g)	0.26%	32%	$10,049
Year Ended 12/31/2017	$46.51	31.58%	1.49%	1.48%(g)	0.46%	37%	$13,218
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	59

Financial Highlights
Columbia Acorn USA®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2022 (Unaudited)	$10.14	(0.03)	(3.65)	(3.68)	—	(0.44)	(0.44)
Year Ended 12/31/2021	$13.58	(0.15)	1.20	1.05	(0.12)	(4.37)	(4.49)
Year Ended 12/31/2020	$11.69	(0.10)	2.76	2.66	—	(0.77)	(0.77)
Year Ended 12/31/2019	$10.28	(0.05)	3.14	3.09	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$12.48	(0.07)	(0.04)	(0.11)	—	(2.09)	(2.09)
Year Ended 12/31/2017	$14.95	(0.09)	2.84	2.75	—	(5.22)	(5.22)
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$16.37	(0.03)	(5.91)	(5.94)	—	(0.44)	(0.44)
Year Ended 12/31/2021	$19.32	(0.16)	1.75	1.59	(0.13)	(4.41)	(4.54)
Year Ended 12/31/2020	$16.31	(0.10)	3.91	3.81	—	(0.80)	(0.80)
Year Ended 12/31/2019	$13.77	(0.03)	4.25	4.22	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$16.08	(0.05)	(0.09)	(0.14)	—	(2.17)	(2.17)
Year Ended 12/31/2017	$17.93	(0.06)	3.43	3.37	—	(5.22)	(5.22)
Class C(f)
Six Months Ended 6/30/2022 (Unaudited)	$15.03	(0.09)	(5.41)	(5.50)	—	(0.43)	(0.43)
Year Ended 12/31/2021	$18.14	(0.34)	1.64	1.30	(0.13)	(4.28)	(4.41)
Year Ended 12/31/2020	$16.47	(0.25)	3.60	3.35	—	(1.68)	(1.68)
Year Ended 12/31/2019	$18.07	(0.24)	5.32	5.08	—	(6.68)	(6.68)
Year Ended 12/31/2018	$26.22	(0.36)	0.17(g)	(0.19)	—	(7.96)	(7.96)
Year Ended 12/31/2017	$40.19	(0.52)	7.43	6.91	—	(20.88)	(20.88)
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$14.83	(0.03)	(5.35)	(5.38)	—	(0.44)	(0.44)
Year Ended 12/31/2021	$17.90	(0.15)	1.62	1.47	(0.13)	(4.41)	(4.54)
Year Ended 12/31/2020	$15.17	(0.10)	3.63	3.53	—	(0.80)	(0.80)
Year Ended 12/31/2019	$12.90	(0.03)	3.98	3.95	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$15.21	(0.04)	(0.09)	(0.13)	—	(2.18)	(2.18)
Year Ended 12/31/2017	$17.20	(0.05)	3.28	3.23	—	(5.22)	(5.22)
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$16.57	(0.03)	(5.98)	(6.01)	—	(0.44)	(0.44)
Year Ended 12/31/2021	$19.50	(0.15)	1.77	1.62	(0.12)	(4.43)	(4.55)
Year Ended 12/31/2020	$16.46	(0.10)	3.95	3.85	—	(0.81)	(0.81)
Year Ended 12/31/2019	$13.87	(0.01)	4.28	4.27	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$16.21	(0.03)	(0.11)	(0.14)	—	(2.20)	(2.20)
Year Ended 12/31/2017	$18.02	(0.03)	3.44	3.41	—	(5.22)	(5.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2022 (Unaudited)	$6.02	(36.70%)	1.41%(c),(d)	1.31%(c),(d)	(0.72%)(c)	67%	$29,916
Year Ended 12/31/2021	$10.14	8.74%	1.40%(d)	1.39%(d),(e)	(1.03%)	69%	$53,016
Year Ended 12/31/2020	$13.58	23.70%	1.44%	1.40%(e)	(0.91%)	94%	$59,050
Year Ended 12/31/2019	$11.69	30.88%	1.45%(d)	1.41%(d),(e)	(0.43%)	91%	$56,578
Year Ended 12/31/2018	$10.28	(2.15%)	1.44%(d)	1.42%(d),(e)	(0.49%)	86%	$49,179
Year Ended 12/31/2017	$12.48	19.14%	1.44%	1.43%(e)	(0.55%)	84%	$47,960
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$9.99	(36.53%)	1.16%(c),(d)	1.06%(c),(d)	(0.47%)(c)	67%	$13,856
Year Ended 12/31/2021	$16.37	8.92%	1.15%(d)	1.14%(d),(e)	(0.78%)	69%	$24,058
Year Ended 12/31/2020	$19.32	24.08%	1.19%	1.15%(e)	(0.66%)	94%	$23,158
Year Ended 12/31/2019	$16.31	31.27%	1.20%(d)	1.16%(d),(e)	(0.18%)	91%	$19,202
Year Ended 12/31/2018	$13.77	(1.91%)	1.18%(d)	1.17%(d),(e)	(0.27%)	86%	$14,579
Year Ended 12/31/2017	$16.08	19.42%	1.21%	1.20%(e)	(0.31%)	84%	$16,355
Class C(f)
Six Months Ended 6/30/2022 (Unaudited)	$9.10	(36.87%)	2.16%(c),(d)	2.07%(c),(d)	(1.50%)(c)	67%	$811
Year Ended 12/31/2021	$15.03	7.85%	2.15%(d)	2.14%(d),(e)	(1.78%)	69%	$1,809
Year Ended 12/31/2020	$18.14	22.79%	2.19%	2.15%(e)	(1.66%)	94%	$2,658
Year Ended 12/31/2019	$16.47	29.93%	2.20%(d)	2.16%(d),(e)	(1.19%)	91%	$3,195
Year Ended 12/31/2018	$18.07	(2.92%)	2.19%(d)	2.17%(d),(e)	(1.30%)	86%	$4,608
Year Ended 12/31/2017	$26.22	18.30%	2.19%	2.19%(e)	(1.31%)	84%	$9,802
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$9.01	(36.55%)	1.16%(c),(d)	1.06%(c),(d)	(0.47%)(c)	67%	$98,797
Year Ended 12/31/2021	$14.83	8.95%	1.15%(d)	1.14%(d),(e)	(0.78%)	69%	$169,844
Year Ended 12/31/2020	$17.90	24.04%	1.19%	1.15%(e)	(0.67%)	94%	$170,650
Year Ended 12/31/2019	$15.17	31.28%	1.20%(d)	1.16%(d),(e)	(0.18%)	91%	$158,696
Year Ended 12/31/2018	$12.90	(1.98%)	1.18%(d)	1.17%(d),(e)	(0.26%)	86%	$149,048
Year Ended 12/31/2017	$15.21	19.44%	1.16%	1.16%(e)	(0.27%)	84%	$189,408
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$10.12	(36.52%)	1.10%(c),(d)	1.00%(c),(d)	(0.40%)(c)	67%	$2,309
Year Ended 12/31/2021	$16.57	8.99%	1.11%(d)	1.08%(d)	(0.71%)	69%	$3,271
Year Ended 12/31/2020	$19.50	24.10%	1.14%	1.08%	(0.60%)	94%	$3,344
Year Ended 12/31/2019	$16.46	31.41%	1.13%(d)	1.08%(d)	(0.09%)	91%	$3,806
Year Ended 12/31/2018	$13.87	(1.89%)	1.11%(d)	1.09%(d)	(0.19%)	86%	$3,332
Year Ended 12/31/2017	$16.21	19.56%	1.08%	1.08%	(0.17%)	84%	$10,133
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	61

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$16.84	(0.04)	(6.08)	(6.12)	—	(0.44)	(0.44)
Year Ended 12/31/2021	$19.74	(0.15)	1.81	1.66	(0.13)	(4.43)	(4.56)
Year Ended 12/31/2020	$16.65	(0.09)	4.00	3.91	—	(0.82)	(0.82)
Year Ended 12/31/2019	$14.01	(0.01)	4.33	4.32	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$16.36	(0.02)	(0.11)	(0.13)	—	(2.22)	(2.22)
Year Ended 12/31/2017	$18.14	(0.03)	3.47	3.44	—	(5.22)	(5.22)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$10.28	(36.59%)	1.04%(c),(d)	0.99%(c),(d)	(0.52%)(c)	67%	$13,377
Year Ended 12/31/2021	$16.84	9.09%	1.05%(d)	1.04%(d)	(0.69%)	69%	$50,303
Year Ended 12/31/2020	$19.74	24.16%	1.09%	1.04%	(0.55%)	94%	$77,304
Year Ended 12/31/2019	$16.65	31.45%	1.08%(d)	1.03%(d)	(0.05%)	91%	$67,921
Year Ended 12/31/2018	$14.01	(1.86%)	1.06%(d)	1.04%(d)	(0.11%)	86%	$55,248
Year Ended 12/31/2017	$16.36	19.60%	1.05%	1.05%	(0.17%)	84%	$49,019
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	63

Financial Highlights
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2022 (Unaudited)	$35.43	0.10(c)	(12.81)	(12.71)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$33.67	(0.05)	3.50	3.45	(0.28)	(1.41)	(1.69)
Year Ended 12/31/2020	$28.58	(0.03)	5.21	5.18	(0.09)	—	(0.09)
Year Ended 12/31/2019	$23.44	0.09	7.67	7.76	(0.28)	(2.34)	(2.62)
Year Ended 12/31/2018	$28.89	0.06	(3.66)	(3.60)	—	(1.85)	(1.85)
Year Ended 12/31/2017	$21.36	0.02	7.52	7.54	(0.01)	—	(0.01)
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$36.35	0.13(c)	(13.15)	(13.02)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.56	0.04	3.59	3.63	(0.43)	(1.41)	(1.84)
Year Ended 12/31/2020	$29.26	0.04	5.35	5.39	(0.09)	—	(0.09)
Year Ended 12/31/2019	$24.00	0.18	7.84	8.02	(0.42)	(2.34)	(2.76)
Year Ended 12/31/2018	$29.46	0.09	(3.70)	(3.61)	—	(1.85)	(1.85)
Year Ended 12/31/2017	$21.77	0.08	7.68	7.76	(0.07)	—	(0.07)
Class C
Six Months Ended 6/30/2022 (Unaudited)	$31.86	(0.01)(c)	(11.49)	(11.50)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$30.40	(0.30)	3.17	2.87	—	(1.41)	(1.41)
Year Ended 12/31/2020	$26.00	(0.23)	4.72	4.49	(0.09)	—	(0.09)
Year Ended 12/31/2019	$21.48	(0.10)	6.99	6.89	(0.03)	(2.34)	(2.37)
Year Ended 12/31/2018	$26.85	(0.12)	(3.40)	(3.52)	—	(1.85)	(1.85)
Year Ended 12/31/2017	$19.99	(0.15)	7.01	6.86	—	—	—
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$36.01	0.13(c)	(13.03)	(12.90)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.25	0.04	3.56	3.60	(0.43)	(1.41)	(1.84)
Year Ended 12/31/2020	$29.00	0.03	5.31	5.34	(0.09)	—	(0.09)
Year Ended 12/31/2019	$23.81	0.17	7.78	7.95	(0.42)	(2.34)	(2.76)
Year Ended 12/31/2018	$29.25	0.14	(3.73)	(3.59)	—	(1.85)	(1.85)
Year Ended 12/31/2017	$21.61	0.09	7.62	7.71	(0.07)	—	(0.07)
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$36.33	0.14(c)	(13.14)	(13.00)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.57	0.06	3.60	3.66	(0.49)	(1.41)	(1.90)
Year Ended 12/31/2020	$29.24	0.08	5.34	5.42	(0.09)	—	(0.09)
Year Ended 12/31/2019	$24.01	0.18	7.86	8.04	(0.47)	(2.34)	(2.81)
Year Ended 12/31/2018	$29.44	0.11	(3.69)	(3.58)	—	(1.85)	(1.85)
Year Ended 12/31/2017	$21.76	0.11	7.66	7.77	(0.09)	—	(0.09)
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2022 (Unaudited)	$21.80	(36.12%)	1.46%(d),(e)	1.24%(d),(e)	0.70%(d)	11%	$139,580
Year Ended 12/31/2021	$35.43	10.49%	1.44%(e)	1.23%(e),(f)	(0.15%)	27%	$235,103
Year Ended 12/31/2020	$33.67	18.21%	1.48%	1.26%(f)	(0.10%)	68%	$230,519
Year Ended 12/31/2019	$28.58	33.37%	1.54%(e)	1.35%(e),(f)	0.34%	46%	$37,461
Year Ended 12/31/2018	$23.44	(12.46%)	1.54%	1.40%(f)	0.20%	48%	$26,073
Year Ended 12/31/2017	$28.89	35.30%	1.54%	1.40%(f)	0.07%	49%	$26,336
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$22.41	(36.06%)	1.21%(d),(e)	0.99%(d),(e)	0.91%(d)	11%	$1,260
Year Ended 12/31/2021	$36.35	10.78%	1.19%(e)	0.98%(e),(f)	0.11%	27%	$2,462
Year Ended 12/31/2020	$34.56	18.51%	1.23%	1.02%(f)	0.12%	68%	$2,748
Year Ended 12/31/2019	$29.26	33.73%	1.29%(e)	1.10%(e),(f)	0.63%	46%	$2,030
Year Ended 12/31/2018	$24.00	(12.26%)	1.29%	1.15%(f)	0.31%	48%	$1,201
Year Ended 12/31/2017	$29.46	35.67%	1.29%	1.15%(f)	0.30%	49%	$1,820
Class C
Six Months Ended 6/30/2022 (Unaudited)	$19.44	(36.37%)	2.21%(d),(e)	1.99%(d),(e)	(0.05%)(d)	11%	$1,213
Year Ended 12/31/2021	$31.86	9.68%	2.19%(e)	1.98%(e),(f)	(0.93%)	27%	$2,146
Year Ended 12/31/2020	$30.40	17.37%	2.23%	2.02%(f)	(0.88%)	68%	$3,251
Year Ended 12/31/2019	$26.00	32.31%	2.29%(e)	2.10%(e),(f)	(0.42%)	46%	$2,493
Year Ended 12/31/2018	$21.48	(13.11%)	2.28%	2.15%(f)	(0.43%)	48%	$2,752
Year Ended 12/31/2017	$26.85	34.32%	2.29%	2.15%(f)	(0.64%)	49%	$5,027
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$22.19	(36.07%)	1.21%(d),(e)	0.99%(d),(e)	0.96%(d)	11%	$94,806
Year Ended 12/31/2021	$36.01	10.79%	1.19%(e)	0.98%(e),(f)	0.10%	27%	$159,876
Year Ended 12/31/2020	$34.25	18.50%	1.23%	1.02%(f)	0.12%	68%	$155,133
Year Ended 12/31/2019	$29.00	33.71%	1.29%(e)	1.10%(e),(f)	0.59%	46%	$88,922
Year Ended 12/31/2018	$23.81	(12.28%)	1.28%	1.15%(f)	0.47%	48%	$69,413
Year Ended 12/31/2017	$29.25	35.70%	1.29%	1.15%(f)	0.36%	49%	$89,266
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$22.41	(36.03%)	1.09%(d),(e)	0.89%(d),(e)	0.96%(d)	11%	$21,733
Year Ended 12/31/2021	$36.33	10.87%	1.10%(e)	0.89%(e)	0.17%	27%	$51,805
Year Ended 12/31/2020	$34.57	18.63%	1.15%	0.93%	0.27%	68%	$77,420
Year Ended 12/31/2019	$29.24	33.82%	1.22%(e)	1.00%(e)	0.65%	46%	$3,392
Year Ended 12/31/2018	$24.01	(12.16%)	1.21%	1.06%	0.36%	48%	$1,200
Year Ended 12/31/2017	$29.44	35.72%	1.22%	1.08%	0.41%	49%	$614
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	65

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$36.31	0.14(c)	(13.13)	(12.99)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.56	0.09	3.59	3.68	(0.52)	(1.41)	(1.93)
Year Ended 12/31/2020	$29.22	0.07	5.36	5.43	(0.09)	—	(0.09)
Year Ended 12/31/2019	$24.00	0.20	7.86	8.06	(0.50)	(2.34)	(2.84)
Year Ended 12/31/2018	$29.42	0.17	(3.74)	(3.57)	—	(1.85)	(1.85)
Year Ended 12/31/2017	$21.74	(0.07)	7.86	7.79	(0.11)	—	(0.11)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$22.40	(36.02%)	1.04%(d),(e)	0.84%(d),(e)	0.96%(d)	11%	$12,637
Year Ended 12/31/2021	$36.31	10.93%	1.05%(e)	0.84%(e)	0.24%	27%	$28,694
Year Ended 12/31/2020	$34.56	18.67%	1.09%	0.89%	0.24%	68%	$27,064
Year Ended 12/31/2019	$29.22	33.90%	1.16%(e)	0.96%(e)	0.72%	46%	$13,861
Year Ended 12/31/2018	$24.00	(12.14%)	1.14%	1.02%	0.58%	48%	$8,627
Year Ended 12/31/2017	$29.42	35.81%	1.17%	1.03%	(0.24%)	49%	$7,732
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	67

Financial Highlights
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2022 (Unaudited)	$17.01	0.10	(2.21)	(2.11)	(0.00)(c)	(0.14)	(0.14)
Year Ended 12/31/2021	$18.31	0.24	0.89	1.13	(0.26)	(2.17)	(2.43)
Year Ended 12/31/2020	$15.12	0.26	4.13	4.39	(0.27)	(0.93)	(1.20)
Year Ended 12/31/2019	$13.85	0.27	1.79	2.06	(0.26)	(0.53)	(0.79)
Year Ended 12/31/2018	$14.63	0.24	(0.26)	(0.02)	(0.28)	(0.48)	(0.76)
Year Ended 12/31/2017	$14.60	0.25	0.50	0.75	(0.50)	(0.22)	(0.72)
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$16.81	0.12	(2.19)	(2.07)	(0.00)(c)	(0.14)	(0.14)
Year Ended 12/31/2021	$18.12	0.28	0.88	1.16	(0.30)	(2.17)	(2.47)
Year Ended 12/31/2020	$14.97	0.36	4.04	4.40	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.72	0.31	1.77	2.08	(0.30)	(0.53)	(0.83)
Year Ended 12/31/2018	$14.50	0.28	(0.27)	0.01	(0.31)	(0.48)	(0.79)
Year Ended 12/31/2017	$14.47	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Class C
Six Months Ended 6/30/2022 (Unaudited)	$17.14	0.04	(2.22)	(2.18)	(0.00)(c)	(0.14)	(0.14)
Year Ended 12/31/2021	$18.43	0.09	0.90	0.99	(0.11)	(2.17)	(2.28)
Year Ended 12/31/2020	$15.23	0.12	4.16	4.28	(0.15)	(0.93)	(1.08)
Year Ended 12/31/2019	$13.96	0.16	1.79	1.95	(0.15)	(0.53)	(0.68)
Year Ended 12/31/2018	$14.74	0.13	(0.26)	(0.13)	(0.17)	(0.48)	(0.65)
Year Ended 12/31/2017	$14.62	0.14	0.51	0.65	(0.31)	(0.22)	(0.53)
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$16.69	0.12	(2.17)	(2.05)	(0.00)(c)	(0.14)	(0.14)
Year Ended 12/31/2021	$18.01	0.28	0.87	1.15	(0.30)	(2.17)	(2.47)
Year Ended 12/31/2020	$14.88	0.31	4.07	4.38	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.65	0.30	1.76	2.06	(0.30)	(0.53)	(0.83)
Year Ended 12/31/2018	$14.43	0.28	(0.27)	0.01	(0.31)	(0.48)	(0.79)
Year Ended 12/31/2017	$14.40	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$16.84	0.12	(2.19)	(2.07)	(0.00)(c)	(0.14)	(0.14)
Year Ended 12/31/2021	$18.14	0.29	0.89	1.18	(0.31)	(2.17)	(2.48)
Year Ended 12/31/2020	$14.99	0.31	4.09	4.40	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.74	0.32	1.77	2.09	(0.31)	(0.53)	(0.84)
Year Ended 12/31/2018	$14.52	0.29	(0.27)	0.02	(0.32)	(0.48)	(0.80)
Year Ended 12/31/2017	$14.49	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2022 (Unaudited)	$14.76	(12.41%)	0.54%(d),(e)	0.50%(d),(e)	1.25%(d)	23%	$492,916
Year Ended 12/31/2021	$17.01	6.16%	0.54%(e)	0.50%(e),(f)	1.26%	49%	$624,373
Year Ended 12/31/2020	$18.31	29.27%	0.56%(e)	0.50%(e),(f)	1.53%	97%	$505,238
Year Ended 12/31/2019	$15.12	14.94%	0.58%(e)	0.50%(e),(f)	1.81%	158%	$225,113
Year Ended 12/31/2018	$13.85	(0.13%)	0.56%	0.50%(f)	1.66%	122%	$193,683
Year Ended 12/31/2017	$14.63	5.19%	0.54%	0.50%(f)	1.70%	33%	$257,752
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$14.60	(12.32%)	0.29%(d),(e)	0.25%(d),(e)	1.49%(d)	23%	$114,073
Year Ended 12/31/2021	$16.81	6.43%	0.29%(e)	0.25%(e),(f)	1.51%	49%	$172,162
Year Ended 12/31/2020	$18.12	29.58%	0.32%(e)	0.25%(e),(f)	2.04%	97%	$130,921
Year Ended 12/31/2019	$14.97	15.21%	0.33%(e)	0.25%(e),(f)	2.08%	158%	$16,208
Year Ended 12/31/2018	$13.72	0.12%	0.31%	0.25%(f)	1.91%	122%	$11,816
Year Ended 12/31/2017	$14.50	5.49%	0.29%	0.25%(f)	1.98%	33%	$16,227
Class C
Six Months Ended 6/30/2022 (Unaudited)	$14.82	(12.73%)	1.29%(d),(e)	1.25%(d),(e)	0.51%(d)	23%	$146,444
Year Ended 12/31/2021	$17.14	5.40%	1.29%(e)	1.25%(e),(f)	0.48%	49%	$189,990
Year Ended 12/31/2020	$18.43	28.28%	1.31%(e)	1.25%(e),(f)	0.72%	97%	$208,937
Year Ended 12/31/2019	$15.23	14.02%	1.33%(e)	1.25%(e),(f)	1.05%	158%	$156,027
Year Ended 12/31/2018	$13.96	(0.88%)	1.31%	1.25%(f)	0.90%	122%	$166,292
Year Ended 12/31/2017	$14.74	4.48%	1.29%	1.25%(f)	0.96%	33%	$250,784
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$14.50	(12.29%)	0.29%(d),(e)	0.25%(d),(e)	1.50%(d)	23%	$691,902
Year Ended 12/31/2021	$16.69	6.42%	0.29%(e)	0.25%(e),(f)	1.52%	49%	$902,841
Year Ended 12/31/2020	$18.01	29.63%	0.31%(e)	0.25%(e),(f)	1.80%	97%	$729,119
Year Ended 12/31/2019	$14.88	15.14%	0.33%(e)	0.25%(e),(f)	2.06%	158%	$285,444
Year Ended 12/31/2018	$13.65	0.12%	0.31%	0.25%(f)	1.91%	122%	$253,123
Year Ended 12/31/2017	$14.43	5.52%	0.29%	0.25%(f)	1.97%	33%	$320,483
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$14.63	(12.30%)	0.25%(d),(e)	0.20%(d),(e)	1.55%(d)	23%	$124,083
Year Ended 12/31/2021	$16.84	6.53%	0.25%(e)	0.20%(e)	1.53%	49%	$169,246
Year Ended 12/31/2020	$18.14	29.59%	0.27%(e)	0.21%(e)	1.82%	97%	$129,197
Year Ended 12/31/2019	$14.99	15.25%	0.28%(e)	0.21%(e)	2.16%	158%	$40,759
Year Ended 12/31/2018	$13.74	0.16%	0.26%	0.21%	1.97%	122%	$16,478
Year Ended 12/31/2017	$14.52	5.51%	0.26%	0.23%	1.97%	33%	$13,464
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	69

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$16.80	0.12	(2.18)	(2.06)	(0.00)(c)	(0.14)	(0.14)
Year Ended 12/31/2021	$18.11	0.36	0.82	1.18	(0.32)	(2.17)	(2.49)
Year Ended 12/31/2020	$14.96	0.33	4.08	4.41	(0.33)	(0.93)	(1.26)
Year Ended 12/31/2019	$13.72	0.32	1.76	2.08	(0.31)	(0.53)	(0.84)
Year Ended 12/31/2018	$14.50	0.30	(0.27)	0.03	(0.33)	(0.48)	(0.81)
Year Ended 12/31/2017	$14.46	0.30	0.51	0.81	(0.55)	(0.22)	(0.77)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$14.60	(12.27%)	0.21%(d),(e)	0.16%(d),(e)	1.57%(d)	23%	$10,256
Year Ended 12/31/2021	$16.80	6.52%	0.21%(e)	0.17%(e)	1.94%	49%	$15,581
Year Ended 12/31/2020	$18.11	29.69%	0.24%(e)	0.17%(e)	1.89%	97%	$2,862
Year Ended 12/31/2019	$14.96	15.24%	0.25%(e)	0.16%(e)	2.13%	158%	$837
Year Ended 12/31/2018	$13.72	0.21%	0.22%	0.16%	2.04%	122%	$461
Year Ended 12/31/2017	$14.50	5.64%	0.21%	0.18%	2.04%	33%	$521
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	71

Financial Highlights
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 6/30/2022 (Unaudited)	$33.33	0.11	(13.16)	(13.05)	—	—
Year Ended 12/31/2021	$27.49	(0.14)	6.04	5.90	(0.06)	(0.06)
Year Ended 12/31/2020	$22.52	(0.12)	5.22	5.10	(0.13)	(0.13)
Year Ended 12/31/2019	$15.56	0.06	7.09	7.15	(0.19)	(0.19)
Year Ended 12/31/2018	$19.27	0.11	(3.70)	(3.59)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.12	0.06	5.28	5.34	(0.19)	(0.19)
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$33.68	0.14	(13.30)	(13.16)	—	—
Year Ended 12/31/2021	$27.78	(0.10)	6.13	6.03	(0.13)	(0.13)
Year Ended 12/31/2020	$22.70	(0.06)	5.27	5.21	(0.13)	(0.13)
Year Ended 12/31/2019	$15.68	0.12	7.13	7.25	(0.23)	(0.23)
Year Ended 12/31/2018	$19.36	0.19	(3.75)	(3.56)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.18	0.10	5.32	5.42	(0.24)	(0.24)
Class C
Six Months Ended 6/30/2022 (Unaudited)	$32.35	0.01	(12.76)	(12.75)	—	—
Year Ended 12/31/2021	$26.83	(0.36)	5.88	5.52	—	—
Year Ended 12/31/2020	$22.15	(0.27)	5.08	4.81	(0.13)	(0.13)
Year Ended 12/31/2019	$15.33	(0.06)	6.93	6.87	(0.05)	(0.05)
Year Ended 12/31/2018	$19.12	(0.02)	(3.65)	(3.67)	(0.12)	(0.12)
Year Ended 12/31/2017	$13.99	(0.04)	5.21	5.17	(0.04)	(0.04)
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$33.51	0.13	(13.23)	(13.10)	—	—
Year Ended 12/31/2021	$27.64	(0.06)	6.06	6.00	(0.13)	(0.13)
Year Ended 12/31/2020	$22.59	(0.06)	5.24	5.18	(0.13)	(0.13)
Year Ended 12/31/2019	$15.60	0.12	7.10	7.22	(0.23)	(0.23)
Year Ended 12/31/2018	$19.27	0.15	(3.70)	(3.55)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.11	0.14	5.26	5.40	(0.24)	(0.24)
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$33.92	0.08	(13.33)	(13.25)	—	—
Year Ended 12/31/2021	$27.98	(0.12)	6.21	6.09	(0.15)	(0.15)
Year Ended 12/31/2020	$22.84	(0.05)	5.32	5.27	(0.13)	(0.13)
Year Ended 12/31/2019	$15.78	0.14	7.17	7.31	(0.25)	(0.25)
Year Ended 12/31/2018	$19.46	0.19	(3.75)	(3.56)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.25	0.20	5.25	5.45	(0.24)	(0.24)
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2022 (Unaudited)	$20.28	(39.15%)	1.72%(c),(d)	1.45%(c),(d)	0.86%(c)	22%	$35,287
Year Ended 12/31/2021	$33.33	21.47%	1.63%(d)	1.44%(d),(e)	(0.45%)	21%	$66,374
Year Ended 12/31/2020	$27.49	22.80%	1.86%(d)	1.45%(d)	(0.54%)	45%	$42,059
Year Ended 12/31/2019	$22.52	45.96%	1.88%	1.44%	0.33%	30%	$33,361
Year Ended 12/31/2018	$15.56	(18.78%)	1.81%(d)	1.45%(d)	0.57%	39%	$22,870
Year Ended 12/31/2017	$19.27	37.89%	1.94%	1.58%(e)	0.33%	34%	$32,487
Advisor Class
Six Months Ended 6/30/2022 (Unaudited)	$20.52	(39.07%)	1.47%(c),(d)	1.20%(c),(d)	1.12%(c)	22%	$1,619
Year Ended 12/31/2021	$33.68	21.75%	1.37%(d)	1.19%(d),(e)	(0.32%)	21%	$3,083
Year Ended 12/31/2020	$27.78	23.10%	1.61%(d)	1.20%(d)	(0.29%)	45%	$1,781
Year Ended 12/31/2019	$22.70	46.30%	1.63%	1.19%	0.60%	30%	$1,906
Year Ended 12/31/2018	$15.68	(18.53%)	1.55%(d)	1.19%(d)	0.97%	39%	$1,496
Year Ended 12/31/2017	$19.36	38.29%	1.71%	1.28%(e)	0.55%	34%	$2,942
Class C
Six Months Ended 6/30/2022 (Unaudited)	$19.60	(39.41%)	2.47%(c),(d)	2.20%(c),(d)	0.07%(c)	22%	$3,195
Year Ended 12/31/2021	$32.35	20.57%	2.39%(d)	2.19%(d),(e)	(1.20%)	21%	$7,078
Year Ended 12/31/2020	$26.83	21.87%	2.61%(d)	2.20%(d)	(1.27%)	45%	$5,705
Year Ended 12/31/2019	$22.15	44.79%	2.64%	2.19%	(0.30%)	30%	$6,186
Year Ended 12/31/2018	$15.33	(19.34%)	2.56%(d)	2.20%(d)	(0.12%)	39%	$8,770
Year Ended 12/31/2017	$19.12	36.95%	2.69%	2.31%(e)	(0.25%)	34%	$13,965
Institutional Class
Six Months Ended 6/30/2022 (Unaudited)	$20.41	(39.09%)	1.46%(c),(d)	1.20%(c),(d)	1.02%(c)	22%	$45,478
Year Ended 12/31/2021	$33.51	21.76%	1.38%(d)	1.19%(d),(e)	(0.21%)	21%	$111,462
Year Ended 12/31/2020	$27.64	23.08%	1.61%(d)	1.20%(d)	(0.29%)	45%	$55,171
Year Ended 12/31/2019	$22.59	46.35%	1.63%	1.19%	0.64%	30%	$49,616
Year Ended 12/31/2018	$15.60	(18.57%)	1.56%(d)	1.20%(d)	0.80%	39%	$32,813
Year Ended 12/31/2017	$19.27	38.35%	1.69%	1.29%(e)	0.77%	34%	$48,965
Institutional 2 Class
Six Months Ended 6/30/2022 (Unaudited)	$20.67	(39.06%)	1.37%(c),(d)	1.14%(c),(d)	0.60%(c)	22%	$4,606
Year Ended 12/31/2021	$33.92	21.80%	1.32%(d)	1.14%(d)	(0.38%)	21%	$25,882
Year Ended 12/31/2020	$27.98	23.23%	1.58%(d)	1.14%(d)	(0.24%)	45%	$3,855
Year Ended 12/31/2019	$22.84	46.33%	1.60%	1.13%	0.73%	30%	$2,175
Year Ended 12/31/2018	$15.78	(18.44%)	1.50%(d)	1.13%(d)	0.96%	39%	$2,554
Year Ended 12/31/2017	$19.46	38.32%	1.64%	1.28%	1.14%	34%	$3,988
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	73

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$33.38	0.16	(13.20)	(13.04)	—	—
Year Ended 12/31/2021	$27.54	(0.05)	6.05	6.00	(0.16)	(0.16)
Year Ended 12/31/2020	$22.48	(0.02)	5.21	5.19	(0.13)	(0.13)
Year Ended 12/31/2019	$15.53	0.14	7.06	7.20	(0.25)	(0.25)
Year Ended 12/31/2018	$19.17	(0.04)	(3.48)	(3.52)	(0.12)	(0.12)
Year Ended 12/31/2017(f)	$15.02	0.03	4.40	4.43	(0.28)	(0.28)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Acorn Family of Funds | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2022 (Unaudited)	$20.34	(39.07%)	1.39%(c),(d)	1.11%(c),(d)	1.31%(c)	22%	$40
Year Ended 12/31/2021	$33.38	21.83%	1.32%(d)	1.10%(d)	(0.15%)	21%	$60
Year Ended 12/31/2020	$27.54	23.24%	1.52%(d)	1.10%(d)	(0.08%)	45%	$69
Year Ended 12/31/2019	$22.48	46.42%	1.54%	1.09%	0.74%	30%	$19
Year Ended 12/31/2018	$15.53	(18.51%)	1.41%(d)	1.08%(d)	(0.21%)	39%	$3
Year Ended 12/31/2017(f)	$19.17	29.55%	1.58%(c)	1.09%(c)	0.17%(c)	34%	$210
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2022	75

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term capital appreciation.
Columbia Thermostat FundSM pursues its investment objective by investing in shares of other mutual funds and exchange-traded funds (ETFs). As a “fund of funds”, under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of affiliated funds (underlying funds) according to the current level of the Standard & Poor’s (S&P) 500 Index in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM). The Fund may invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities. For information on the investment strategies, operations and risks of the underlying funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the underlying funds, which are available from the Securities and Exchange Commission website at www.sec.gov or on the Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
The Trust and each Fund may issue an unlimited number of shares (without par value). Each Fund currently offers each of the share classes listed in the Statement of Assets and Liabilities.
Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay shareholders different distribution amounts to the extent the expenses of the share classes differ, and the amount of distributions in the event of a Fund’s liquidation will be proportional to the net asset value of each share class of the Fund. Each share class has its own fees (sales charges), expenses and other features. These, together with information about certain conflicts of interest associated with the fees and expenses paid by certain share classes, are discussed fully in each Fund’s prospectus and Statement of Additional Information (SAI).
As described in each Fund’s prospectus, Class A and Class C shares are available to all investors. Class C shares generally automatically convert to Class A shares of the same Fund 8 years after the Class C shares’ purchase date. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to retirement plans and to certain other institutional investors described in each Fund’s prospectus. Class R shares are available to retirement and health savings plans and other institutional investors.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated pro rata on the basis of the relative net assets of all classes, except that each class bears certain expenses specific to that class such as distribution services, transfer agent fees, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All of the Funds’ share classes have equal rights with respect to voting, subject to Fund or class-specific matters.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
76	Columbia Acorn Family of Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Security valuation
Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Derivative instruments
Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to contractual netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Columbia Acorn International® bought and sold futures contracts during the six months ended June 30, 2022 to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily operations. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Columbia Acorn Family of Funds | Semiannual Report 2022	77

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of Columbia Acorn International® including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Acorn International®
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	70,918*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(6,165,919)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(70,918)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	22,988,548

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
78	Columbia Acorn Family of Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Security transactions and investment income
Security transactions, investment income and shareholder fund transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and realized gain distributions from other funds are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital may be made by the Funds’ management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Funds no longer own the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for ETFs and RICs.
Fund share valuation
Fund shares are sold and redeemed on a daily basis at net asset value, subject to any applicable sales charge. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Generally, income, expenses and realized and unrealized gain/(losses) of a Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. The distribution and service fees and transfer agent fees are charged to each specific class as expenses are incurred. Redemption fees are accounted for as an addition to paid in capital for purposes of determining the net asset value of each class.
Securities lending
Each Fund, except Columbia Thermostat FundSM, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks and or other institutional borrowers of securities that the Funds’ securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have elected to invest the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds’ lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned as of June 30, 2022 by each Fund is included in the Statement of Operations.
Columbia Acorn Family of Funds | Semiannual Report 2022	79

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Funds’ gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by each Fund with securities on loan as of June 30, 2022:
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn European FundSM
	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	60,229,300	19,430,317	2,215,850	1,156,220
Total Liabilities	60,229,300	19,430,317	2,215,850	1,156,220
Total Financial and Derivative Net Assets	(60,229,300)	(19,430,317)	(2,215,850)	(1,156,220)
Financial Instruments	57,494,370	18,535,548	2,083,714	1,104,308
Net Amount (a)	(2,734,930)	(894,769)	(132,136)	(51,912)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Securities lending transactions
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of June 30, 2022:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn® Fund
Securities lending transactions
Equity securities	$57,494,370	$—	$—	$—	$57,494,370
Gross amount of recognized liabilities for securities lending (collateral received)					60,229,300
Amounts due to counterparty in the event of default					$2,734,930
Columbia Acorn International®
Securities lending transactions
Equity securities	$18,535,548	$—	$—	$—	$18,535,548
Gross amount of recognized liabilities for securities lending (collateral received)					19,430,317
Amounts due to counterparty in the event of default					$894,769
Columbia Acorn USA®
Securities lending transactions
Equity securities	$2,083,714	$—	$—	$—	$2,083,714
Gross amount of recognized liabilities for securities lending (collateral received)					2,215,850
Amounts due to counterparty in the event of default					$132,136
Columbia Acorn European FundSM
Securities lending transactions
Equity securities	$1,104,308	$—	$—	$—	$1,104,308
Gross amount of recognized liabilities for securities lending (collateral received)					1,156,220
Amounts due to counterparty in the event of default					$51,912
Federal income tax status
It is each Fund’s policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute substantially all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Columbia Thermostat FundSM distributes all of its taxable income, as well as any net realized gain on sales of portfolio fund shares and any distributions of net realized gains received by the Fund from its portfolio funds, reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.
80	Columbia Acorn Family of Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.
Note 3. Fees and other transactions with affiliates
Investment management fees
CWAM is a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds’ business affairs.
CWAM receives a monthly advisory fee based on each Fund’s daily net assets at the following annual rates:
Columbia Acorn® Fund
Average daily net assets	Annual fee rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International®
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

Columbia Acorn Family of Funds | Semiannual Report 2022	81

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Columbia Acorn USA®
Average daily net assets	Annual fee rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International SelectSM
Average daily net assets	Annual fee rate
Up to $500 million	0.89%
$500 million and over	0.85%

Columbia Thermostat FundSM
Annual fee rate
All average daily net assets	0.10%

Columbia Acorn European FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%
In February 2022, the Board approved a reduction in the advisory fee rates payable to the Investment Manager by Columbia Acorn USA®. The new advisory fee, which became effective May 1, 2022, is included in the table above. Prior to May 1, 2022, the advisory fee was equal to a percentage of average daily net assets of Columbia Acorn USA®, equal to 0.94% on the first $200 million, 0.89% from $200 million to $500 million, 0.84% from $500 million to $2 billion, 0.80% from $2 billion to $3 billion and 0.70% for $3 billion and over.
For the six months ended June 30, 2022, the annualized effective investment advisory fee rates were as follows:
Fund	Effective investment advisory fee rate (%)
Columbia Acorn® Fund	0.68
Columbia Acorn International®	0.81
Columbia Acorn USA®	0.88
Columbia Acorn International SelectSM	0.89
Columbia Thermostat FundSM	0.10
Columbia Acorn European FundSM	1.11
Advisory Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. From time to time, the Investment Manager may engage employees of Affiliates to provide portfolio management services to certain accounts managed by the Investment Manager. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Funds pay no additional fees and expenses as a result of any such arrangements.
82	Columbia Acorn Family of Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Pursuant to such arrangements, employees of Affiliates, including Columbia Management, may serve as “associated persons” of the Investment Manager and, in this capacity, may provide portfolio management services to a Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Funds’ Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Administration fees
CWAM provides administrative services and receives an administration fee from the Funds at the following annual rates:
Columbia Acorn Trust
Aggregate average daily net assets of the trust	Annual fee rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%
For the six months ended June 30, 2022, the annualized effective administration fee rate was 0.050% of each Fund’s average daily net assets. CWAM has contractually delegated to Columbia Management responsibility to provide certain sub-administrative services to the Funds.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency, dividend disbursing and shareholder services to the Funds for which the Funds pay transfer agency fees. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to provide certain services and assist the Transfer Agent carrying out its duties. The Transfer Agent pays the fees of DST for its services and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). In addition, the Transfer Agent enters into agreements with various financial intermediaries through which investors may hold Fund shares, including Ameriprise Financial and its affiliates. These intermediaries also may provide shareholder services (Additional Shareholder Services) for which they are compensated by the Transfer Agent, which is in turn compensated by the Funds. Additional Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, shareholder or participant tax monitoring and reporting and/or the provision of call center support and other customer services.
Columbia Acorn Family of Funds | Semiannual Report 2022	83

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Funds pay the Transfer Agent a monthly transfer agency fee that varies by account type (on a per account or asset-based basis) based on the cost of servicing the Funds. In addition, subject to certain limitations described in the Funds’ prospectuses and except with respect to Institutional 3 Class shares, the Funds pay a fee to the Transfer Agent for the Additional Shareholder Services provided by financial intermediaries who maintain shares through omnibus or networked accounts in amounts that vary by share class and with the distribution channel, type of intermediary and type of services provided.
The Funds compensate the Transfer Agent for certain out-of-pocket expenses as approved by the Board of Trustees from time to time. Such out-of-pocket expenses may include networking account fees paid to dealer firms by the Transfer Agent with respect to shareholder accounts established or maintained pursuant to the National Securities Clearing Corporation’s (NSCC) networking system. A significant portion of such networking account fees are paid by the Transfer Agent to dealer firms affiliated with Ameriprise Financial and its affiliates.
The Transfer Agent also receives compensation from the Funds for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Please see Expenses waived/reimbursed by the Investment Manager and its affiliates below for information about the Transfer Agent’s contractual agreements to limit the fees payable to it by certain share classes of the Funds.
For the six months ended June 30, 2022, the Funds’ annualized effective transfer agency fee rates, which reflect the contractual limitations described below in Expenses waived/reimbursed by the Investment Manager, as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Acorn® Fund	0.08	0.08	0.08	0.08	0.05	0.01	—
Columbia Acorn International®	0.10	0.10	0.10	0.10	0.04	0.00	0.10
Columbia Acorn USA®	0.10	0.10	0.10	0.10	0.05	0.00	—
Columbia Acorn International SelectSM	0.17	0.17	0.17	0.17	0.06	0.01	—
Columbia Thermostat FundSM	0.10	0.10	0.10	0.10	0.05	0.01	—
Columbia Acorn European FundSM	0.11	0.11	0.11	0.11	0.04	0.00	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2022, no minimum account balance fees were charged by the Funds.
Distribution and service fees
Columbia Management Investment Distributors, Inc. (CMID), a wholly owned subsidiary of Ameriprise Financial, is the distributor of the Funds. Each Fund has adopted a distribution and service plan which requires it to pay CMID a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A and Class C shares and a monthly distribution fee equal to 0.75% and 0.50%, annually, of the average daily net assets attributable to Class C and Class R shares, respectively. CMID receives no compensation with respect to Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares.
84	Columbia Acorn Family of Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended June 30, 2022, if any, are listed below:
	Front End (%)		CDSC (%)		Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Acorn® Fund	5.75	—	0.50 - 1.00(a)	1.00(b)	58,274	315
Columbia Acorn International®	5.75	—	0.50 - 1.00(a)	1.00(b)	25,686	296
Columbia Acorn USA®	5.75	—	0.50 - 1.00(a)	1.00(b)	5,964	63
Columbia Acorn International SelectSM	5.75	—	0.50 - 1.00(a)	1.00(b)	14,375	—
Columbia Thermostat FundSM	5.75	—	0.50 - 1.00(a)	1.00(b)	295,808	22,901
Columbia Acorn European FundSM	5.75	—	0.50 - 1.00(a)	1.00(b)	26,081	71

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
Columbia Acorn® Fund
Effective May 1, 2022 through April 30, 2023, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowing and expenses associated with the Fund’s investment in other investment companies, if any) paid by Columbia Acorn® Fund do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn® Fund	1.11%	0.86%	1.86%	0.86%	0.84%	0.79%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2023.
Prior to May 1, 2022, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings, if any) paid by Columbia Acorn® Fund did not exceed the annual rates of 1.11% for Class A shares, 0.86% for Advisor Class shares, 1.86% for Class C shares, 0.86% for Institutional Class shares, 0.83% for Institutional 2 Class shares and 0.79% for Institutional 3 Class shares.
With respect to Columbia Acorn® Fund, the Transfer Agent contractually agreed to waive a portion of the fees payable by the Fund such that through April 30, 2022, fees paid by the Fund to the Transfer Agent did not exceed the annual rate of 0.05% of the average daily net assets of Institutional 2 Class shares of the Fund.
Columbia Acorn International®
Effective May 1, 2022 through April 30, 2023, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowing and expenses associated with the Fund’s investment in other investment companies, if any) paid by Columbia Acorn International® do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
Columbia Acorn International®	1.23%	0.98%	1.98%	0.98%	0.92%	0.88%	1.48%
Columbia Acorn Family of Funds | Semiannual Report 2022	85

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2023.
Prior to May 1, 2022, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings, if any) paid by Columbia Acorn International® did not exceed the annual rates of 1.24% for Class A shares, 0.99% for Advisor Class shares, 1.99% for Class C shares, 0.99% for Institutional Class shares, 0.92% for Institutional 2 Class shares, 0.88% for Institutional 3 Class shares and 1.49% for Class R shares.
With respect to Columbia Acorn International®, the Transfer Agent contractually agreed to waive a portion of the fees payable by the Fund such that through April 30, 2023, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees, fees paid by the Fund to the Transfer Agent do not exceed the annual rate of (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. The Transfer Agent’s agreement is an extension of the arrangement that was previously in place through April 30,2022.
Columbia Acorn USA®
Effective May 1, 2022 through April 30, 2023, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn USA® do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn USA®	1.08%	0.83%	1.83%	0.83%	0.81%	0.76%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2023.
Prior to May 1, 2022, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowing and expenses associated with the Fund’s investment in other investment companies, if any) paid by Columbia Acorn USA® did not exceed the annual rates of 1.40% for Class A shares, 1.15% for Advisor Class shares, 2.15% for Class C shares, 1.15% for Institutional Class shares, 1.08% for Institutional 2 Class shares and 1.04% for Institutional 3 Class shares. Prior to May 1, 2022, Columbia Acorn USA® paid advisory fees at higher rates.
With respect to Columbia Acorn USA®, the Transfer Agent contractually agreed, effective May 1, 2022, to waive a portion of the fees payable by the Fund such that through April 30, 2023, unless sooner terminated at the sole discretion of the Fund ’s Board of Trustees, fees paid by the Fund to the Transfer Agent do not exceed the annual rate of 0.08% of the average daily net assets of Class A, Advisor Class, Class C and Institutional Class shares of the Fund. Prior to May 1, 2022, the Transfer Agent contractually agreed to waive a portion of the fees payable by the Fund such that through April 30, 2022, fees paid by the Fund to the Transfer Agent did not exceed the annual rate of (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund.
Columbia Acorn International SelectSM
Through April 30, 2023, CWAM contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding any transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn International SelectSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn International SelectSM	1.24%	0.99%	1.99%	0.99%	0.89%	0.84%
86	Columbia Acorn Family of Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2023.
Columbia Thermostat FundSM
Effective May 1, 2022 through April 30, 2023, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in its underlying portfolio funds) paid by Columbia Thermostat FundSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Thermostat FundSM	0.50%	0.25%	1.25%	0.25%	0.20%	0.16%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2023.
Prior to May 1, 2022, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowing and expenses associated with the Fund’s investment in its underlying portfolio funds, if any) paid by Columbia Thermostat FundSM did not exceed the annual rates of 0.50% for Class A shares, 0.25% for Advisor Class shares, 1.25% for Class C shares, 0.25% for Institutional Class shares, 0.21% for Institutional 2 Class shares and 0.17% for Institutional 3 Class shares.
Columbia Acorn European FundSM
Effective May 1, 2022 through April 30, 2023, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn European FundSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn European FundSM	1.45%	1.20%	2.20%	1.20%	1.14%	1.11%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2023.
Prior to May 1, 2022, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowing and expenses associated with the Fund’s investment in other investment companies, if any) paid by Columbia Acorn European FundSM did not exceed the annual rates of 1.45% for Class A shares, 1.20% for Advisor Class shares, 2.20% for Class C shares, 1.20% for Institutional Class shares, 1.14% for Institutional 2 Class shares and 1.10% for Institutional 3 Class shares.
With respect to Columbia Acorn European FundSM, the Transfer Agent contractually agreed, effective May 1, 2022, to waive a portion of the fees payable by the Fund such that through April 30, 2023, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees, fees paid by the Fund to the Transfer Agent do not exceed the annual rate of (i) 0.03% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. Prior to May 1, 2022, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn European FundSM for Institutional 2 Class and Institutional 3 Class shares of the Fund to not more than 0.04% and 0.00%, respectively, of the average daily net assets attributable to each share class.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Acorn Family of Funds | Semiannual Report 2022	87

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
Columbia Acorn® Fund	3,049,300,000	265,784,000	(594,437,000)	(328,653,000)
Columbia Acorn International®	1,370,255,000	261,424,000	(202,973,000)	58,451,000
Columbia Acorn USA®	181,419,000	16,063,000	(36,493,000)	(20,430,000)
Columbia Acorn International SelectSM	282,988,000	31,687,000	(45,706,000)	(14,019,000)
Columbia Thermostat FundSM	1,741,404,000	4,373,000	(168,860,000)	(164,487,000)
Columbia Acorn European FundSM	86,711,000	17,293,000	(12,724,000)	4,569,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Acorn International®	(47,476,543)	(26,269,099)	(73,745,642)
Columbia Acorn European FundSM	(2,471,500)	—	(2,471,500)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at December 31, 2021 as arising on January 1, 2022.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Acorn International®	—	4,464,242
Columbia Acorn International SelectSM	239,817	—
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales, other than short-term obligations, for the six months ended June 30, 2022, were:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	1,239,050,336	1,481,571,670
Columbia Acorn International®	275,842,523	371,499,144
Columbia Acorn USA®	144,917,227	183,806,338
Columbia Acorn International SelectSM	39,464,519	79,487,520
Columbia Thermostat FundSM	433,647,427	659,331,895
Columbia Acorn European FundSM	32,535,368	75,860,940
88	Columbia Acorn Family of Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
 During the six months ended June 30, 2022, the following fund(s) had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Acorn International®	1,300,000	1.16	1
Columbia Acorn USA®	14,700,000	1.16	1
Columbia Acorn International SelectSM	2,350,000	1.16	2
Columbia Thermostat FundSM	2,078,947	1.93	19
Columbia Acorn European FundSM	6,130,000	1.26	10
Interest expense incurred by the Funds is recorded as a line of credit interest expense in the Statement of Operations. The Funds had no outstanding borrowings at June 30, 2022.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Funds to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign
Columbia Acorn Family of Funds | Semiannual Report 2022	89

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invests. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. Columbia Acorn International® and Columbia Acorn International SelectSM are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Europe. Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, private and public sectors’ significant debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in this region of the world. The departure of the United Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investments in the Funds.
Industrial sector risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are more susceptible to the particular risks that may affect companies in the information technology sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short
90	Columbia Acorn Family of Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Funds.
Shareholder concentration risk
At June 30, 2022, the table below details the affiliated and significant unaffiliated shareholder account ownership of outstanding shares of each Fund. The Funds have no knowledge about whether any portion of these unaffiliated shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.
Columbia Acorn Family of Funds | Semiannual Report 2022	91

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	—	—	—
Columbia Acorn International®	1	11.2	—
Columbia Acorn USA®	1	10.0	—
Columbia Acorn International SelectSM	1	13.0	25.6
Columbia Thermostat FundSM	2	24.5	22.0
Columbia Acorn European FundSM	2	27.7	28.6
Small- and mid-cap company risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
92	Columbia Acorn Family of Funds | Semiannual Report 2022

Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021. Among other things, the report indicated that:
•	each Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	each Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk;
•	each Fund did not require a highly liquid investment minimum; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Acorn Family of Funds | Semiannual Report 2022	93

Board Approval of the Advisory Agreement
(Unaudited)
Columbia Acorn Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages the Columbia Acorn Funds (each, a “Fund,” and together, the “Funds”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of each Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for each Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve the continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Funds. In connection with their most recent consideration of the Advisory Agreement for the Funds, the members of the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Ameriprise Financial, Inc. (“Ameriprise”), the parent of CWAM and Columbia Management, in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. Members of the Contract Committee and their independent counsel also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on five separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met informally on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Funds, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Audit & Compliance Committee of the Board (the “Audit & Compliance Committee”) made available relevant information with respect to matters within the realm of the Audit & Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of each Fund relative to independently selected peer groups of funds and the Funds’ performance benchmarks over various periods, as presented and analyzed by an independent consultant; (ii) information on each Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and its affiliates, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Funds. The Contract Committee and the Board also took into account other information, such as: (i) CWAM’s financial condition; (ii) each Fund’s investment objective and strategies; (iii) the overall level of resources devoted to the Funds; (iv) the size, education, experience and resources of CWAM’s investment staff and its use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM; (vi) the portfolio manager compensation framework at CWAM; (vii) the allocation of the Funds’ brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; (x) CWAM’s and its affiliates’ conflicts of interest; and (xi) CWAM’s management of the Funds in light of market and operating conditions arising from the COVID-19 pandemic.
At a meeting held on June 8, 2022, the Board considered and unanimously approved the continuation of the Advisory Agreement for each Fund. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
94	Columbia Acorn Family of Funds | Semiannual Report 2022

Board Approval of the Advisory Agreement  (continued)
(Unaudited)
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Funds under the Advisory Agreement, taking into account the investment objective and strategy of each Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Funds. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process.
The Independent Trustees considered other services provided to the Funds by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Funds’ investment restrictions; monitoring and managing the Funds’ liquidity pursuant to the liquidity risk management program; providing support services for, and regular updates on the operations of the Funds to the Board and committees of the Board; managing the Funds’ securities lending program; communicating with shareholders; serving as the Funds’ administrator and fund accountant; and overseeing the activities of the Funds’ other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. The Independent Trustees also considered CWAM’s ability to operate from a remote working environment in connection with the COVID-19 pandemic without any adverse impact on the Funds or shareholders. In addition, the Independent Trustees noted the quality of CWAM’s compliance record.
The Independent Trustees considered that, based upon the recommendation of CWAM and Columbia Management and in anticipation of a likely future proposal to merge Columbia Acorn USA with and into Columbia Acorn Fund, effective May 1, 2022, (i) the market capitalization range of the companies in which Columbia Acorn USA invests a majority of its assets was increased and its primary benchmark was changed to align closely with the investment strategy and primary benchmark  of Columbia Acorn Fund, (ii) CWAM’s Domestic Team Head became a portfolio manager of Columbia Acorn USA and (iii) Columbia Acorn USA’s advisory fee schedule was permanently reduced to align with that of Columbia Acorn Fund.  The Independent Trustees noted that a principal aim of CWAM and Columbia Management in implementing the changes was to improve long-term investment outcomes for shareholders of Columbia Acorn USA. The Independent Trustees also considered CWAM’s extensive and focused efforts to improve the performance of certain domestic and international Funds and believed they were reasonable and appropriate.
The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to each Fund under the Advisory Agreement were appropriate for the Funds and that the Funds were likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM had sufficient personnel, with appropriate education and experience, to serve the Funds effectively. The Independent Trustees also considered that Ameriprise had committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to hire investment personnel, as necessary.
Performance of the Funds
The Independent Trustees received and considered detailed performance information at various meetings of the Board, the Contract Committee and the Performance Committee throughout the year. They reviewed information comparing each Fund’s performance with that of its benchmarks and with the performance of comparable funds and peer groups as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”). The Independent Trustees evaluated the performance and risk characteristics of the Funds over various periods, including over the one-, three- and five-year periods ended December 31, 2021. They also considered more recent peer and benchmark performance data for certain Funds in order to evaluate CWAM’s progress in improving Fund performance.
In considering the performance of Columbia Acorn Fund, the Independent Trustees noted that the Fund had underperformed the median of its Broadridge peer group for the one-, three- and five-year periods ended December 31, 2021. They also considered the Fund’s performance versus various benchmarks for the same periods and noted that the Fund had outperformed its primary benchmark for the one-year period ended December 31, 2021 and underperformed its primary benchmark for the three- and five-year periods ended December 31, 2021. In addition, the Independent Trustees took into account that the Fund had underperformed its Broadridge peer group median and primary benchmark for the more recent one-, three- and five-year periods ended April 30, 2022.
Columbia Acorn Family of Funds | Semiannual Report 2022	95

Board Approval of the Advisory Agreement  (continued)
(Unaudited)
The Independent Trustees considered that the performance of Columbia Acorn USA lagged that of its Broadridge peer group median for the one-, three- and five-year periods ended December 31, 2021. They also considered that the Fund had outperformed its former (prior to May 1, 2022) primary benchmark, the Russell 2000 Growth Index, for the one- and five-year periods ended December 31, 2021 and underperformed the Russell 2000 Growth Index, for the three-year period ended December 31, 2021. For more recent periods, the Independent Trustees took into account that the Fund had underperformed its Broadridge peer group median and the Russell 2000 Growth Index for the one-, three- and five-year periods ended April 30, 2022.
With respect to Columbia Thermostat Fund, the Independent Trustees considered that Broadridge could not construct an appropriate peer group for the Fund because of the Fund’s unique investment strategy. Accordingly, the Independent Trustees considered the Fund’s performance against a universe of retail and institutional flexible portfolio funds selected by Broadridge. They observed that the Fund had outperformed the median of its Broadridge peer universe for the three- and five- periods ended December 31, 2021 and underperformed the median of its Broadridge peer universe for the one-year period ended December 31, 2021. The Independent Trustees also considered that Columbia Thermostat Fund has both an equity and a debt primary benchmark, and they reviewed the performance of the Fund relative to an equally-weighted custom composite of the Fund’s primary benchmarks for equity and debt securities established by CWAM (the “Blended Benchmark”). The Independent Trustees took into account that the Fund’s performance lagged that of the Blended Benchmark for the one- and five-year periods ended December 31, 2021 and surpassed that of the Blended Benchmark for the three-year period ended December 31, 2021. The Independent Trustees also considered that Columbia Thermostat  Fund had underperformed the Blended Benchmark for the one-year period ended April 30, 2022 and outperformed the Blended Benchmark for the three- and five-year periods ended April 30, 2022.
In considering the performance of Columbia Acorn International, the Independent Trustees took into account that the Fund had outperformed the median of its Broadridge peer group for the one-year period ended December 31, 2021 and underperformed the median of its Broadridge peer group for the three- and five-year periods ended December 31, 2021. They also considered the Fund’s performance versus various benchmarks for the same periods and noted that the Fund had outperformed its primary benchmark for the one-, three- and five-year periods ended December 31, 2021. In addition, the Independent Trustees took into account that the Fund had underperformed its Broadridge peer group median and primary benchmark for the more recent one-, three- and five-year periods ended April 30, 2022.
The Independent Trustees considered that Columbia Acorn International Select’s performance had exceeded the median of its Broadridge peer group and primary benchmark for the one-, three- and five-year periods ended December 31, 2021. They also took into account that the Fund had underperformed the median of its Broadridge peer group for the one- and three-year periods ended April 30, 2022 and outperformed the median of its Broadridge peer group for the five-year period ended April 30, 2022. In addition, the Independent Trustees considered that the Fund had underperformed its primary benchmark for the one-, three- and five-year periods ended April 30, 2022.
With respect to Columbia Acorn European Fund, the Independent Trustees considered that the Fund’s performance had exceeded the median of its Broadridge peer group and primary benchmark for the one-, three- and five-year periods ended December 31, 2021. They also considered that the Fund’s performance had lagged the median of its Broadridge peer group for the one-year period ended April 30, 2022, matched the performance of its Broadridge peer group for the three-year period ended April 30, 2022, and exceeded the median of its Broadridge peer group for the five-year period ended April 30, 2022. In addition, the Independent Trustees noted that the Fund had underperformed its primary benchmark for the one-year period ended April 30, 2022 and outperformed its primary benchmark for the three- and five-year periods ended April 30, 2022.
The Independent Trustees concluded that CWAM had taken, and continued to take, a number of corrective steps to improve the performance of underperforming Funds and that the Performance Committee was monitoring the underperforming Funds’ performance closely. In addition, the Independent Trustees considered that CWAM’s Domestic and International Team Heads and Director of Research (U.S.) and Director of International Research had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps taken over the past several years to improve certain Funds’ performance.
96	Columbia Acorn Family of Funds | Semiannual Report 2022

Board Approval of the Advisory Agreement  (continued)
(Unaudited)
Costs of services and profits realized by CWAM
The Independent Trustees examined detailed information on the fees and expenses of each Fund compared with information for similar funds provided by Broadridge. Generally, the Independent Trustees considered that none of the Funds’ share classes except for one share class of Columbia Acorn European Fund would experience a total net increase in operating expenses in 2022-2023, and that many of the Funds and/or their share classes would experience net decreases in operating expenses.
Specifically, the Independent Trustees considered that the actual advisory fees paid by Columbia Acorn Fund and Columbia Acorn International were lower than their respective Broadridge peer group medians; the actual advisory fees paid by Columbia Acorn International Select were equal to its Broadridge peer group median; and the actual advisory fees paid by Columbia Acorn USA, Columbia Thermostat Fund and Columbia Acorn European Fund were higher than their respective Broadridge peer group medians.
In addition, the Independent Trustees considered that CWAM had contractually agreed through April 30, 2023 to limit fees and expenses so that no Fund’s total expense ratio would increase from the prior year, except that the total expense ratio of Institutional 3 Class shares of Columbia Acorn European Fund would increase by 0.01%.  The Trustees also considered that CWAM had agreed to permanently reduce the advisory fee schedule for Columbia Acorn USA effective May 1, 2022.
In considering the total expense levels of each Fund, the Independent Trustees also considered the total expenses of each Fund relative to its three- and five-year performance, as prepared by Broadridge.
The Independent Trustees considered that, effective May 1, 2022, each of Columbia Acorn Fund and Columbia Acorn USA, as well as their Wanger Advisors Trust counterparts, Wanger Acorn (formerly known as Wanger USA) and Wanger Select (together, the “Domestic Funds”), were managed in an identical manner  by the same portfolio managers and that the advisory fee schedule for each of the Domestic Funds was identical. In addition, they noted that the advisory fees paid by Columbia Acorn International were generally comparable to those paid by Wanger International, which was managed similarly by CWAM, at similar asset levels.
The Independent Trustees took into account that, although CWAM did not manage other investment companies as a sub-adviser or other institutional separate accounts that had investment strategies similar to any of the Funds, Columbia Management and the portfolio managers of the Domestic Funds provided investment advisory services to a collective investment trust with a single investor (the “CIT”) that followed an investment strategy substantially similar to that of the Domestic Funds and paid higher advisory fees than the effective advisory fee rates paid by the Domestic Funds.  They considered that Columbia Management might in the future reduce the CIT’s advisory fee below that paid by the Domestic Funds.  The Independent Trustees also considered information provided by CWAM regarding its performance of significant additional services for the Funds that Columbia Management did not provide to non-mutual fund clients such as the CIT, including certain administrative services, oversight of the Funds’ other service providers, Independent Trustee support, regulatory compliance and numerous other services, and that, in servicing the Funds, CWAM assumed many legal and business risks that Columbia Management did not assume in servicing non-fund clients.
The Independent Trustees reviewed an analysis of CWAM’s profitability in serving as each Fund’s investment manager and of CWAM and its affiliates in their relationships with each Fund. They considered that the Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. In addition, the Independent Trustees considered an analysis of CWAM’s anticipated profitability in serving as the investment manager to the Funds and the Columbia Wanger Funds at various hypothetical levels of total assets. They also reviewed the methodology used by CWAM and Ameriprise to determine the level of compensation payable to portfolio managers and the competitive market for investment management talent and whether the methodology was aligned with shareholders’ interests. The Independent Trustees were provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of
Columbia Acorn Family of Funds | Semiannual Report 2022	97

Board Approval of the Advisory Agreement  (continued)
(Unaudited)
funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Independent Trustees evaluated CWAM’s profitability in light of the additional resources that had been, and would continue to be, provided to it by Ameriprise to assist in improving performance.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees also considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. It was noted, however, that many of the Funds had lost assets over the past several years. The Independent Trustees noted that the advisory fee schedule for each Fund, other than Columbia Thermostat Fund, includes breakpoints in the rate of fees at various asset levels. In evaluating whether CWAM was sharing economies of scale with Fund shareholders, the Independent Trustees also took into account the various fee waivers/reimbursements and expense caps that CWAM had agreed to for many of the Funds for 2022 and 2023 and CWAM’s contractual agreement to permanently reduce the  advisory fee schedule for Columbia Acorn USA effective May 1, 2022.
The Independent Trustees concluded that the fee structure of the Advisory Agreement for each Fund reflected a sharing of economies of scale between CWAM and the Funds.
Other benefits to CWAM
The Independent Trustees also reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Funds, based upon information provided to them by Ameriprise. They noted that the Funds’ transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Funds for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. (“CMID”), served as the Funds’ distributor under a distribution agreement, and that it received fees under the Trust’s Rule 12b-1 Plan, most of which CMID paid to broker-dealers, but received no additional compensation for its services to the Funds. In addition, they considered that Columbia Management provided sub-administration services to the Funds. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
The Independent Trustees considered other ways that the Funds and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by each Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of CWAM. They noted that the Audit & Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Audit & Compliance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Funds’ portfolio transactions. The Independent Trustees determined that CWAM’s use of the Funds’ “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefited from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds, and that the Funds benefitted from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM. Finally, the Independent Trustees considered that CWAM’s affiliates benefited from management fees received in connection with Columbia Thermostat Fund’s investment in other Columbia mutual funds.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of each Fund. At the Board meeting held on June 8, 2022, the Trustees approved continuation of the Advisory Agreement for each Fund through July 31, 2023.
98	Columbia Acorn Family of Funds | Semiannual Report 2022

Additional information
If you elect to receive the shareholder report for the Funds in paper, mailed to you, the Funds mail one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Funds electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Funds’ shareholder report is available at the Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Wanger Asset Management, LLC
71 S. Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Acorn Family of Funds | Semiannual Report 2022	99

Columbia Acorn Family of Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR110_12_M01_(08/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust
By (Signature and Title)	/s/ Daniel J. Beckman	_______
Daniel J. Beckman, Co-President and Principal Executive Officer
Date	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, Co-President and Principal Executive Officer
Date	August 22, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Accounting and Financial Officer
Date	August 22, 2022